UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-5851
                                                      --------

                       Colonial InterMarket Income Trust I
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                One Financial Center, Boston, Massachusetts 02111
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Vincent Pietropaolo, Esq.
                         Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
               --------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-772-3698
                                                    -------------------

Date of fiscal year end:   11/30/2004
                          ------------------

Date of reporting period:  11/30/2004
                          ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

COLONIAL INTERMARKET INCOME TRUST I                ANNUAL REPORT


NOVEMBER 30, 2004

[photo of calculator and newspaper]




NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

PRESIDENT'S MESSAGE



Dear Shareholder:

In 2004, Colonial Funds became part of the Bank of America family, one of the largest, most respected financial institutions in the United States. As a direct result of this merger, a number of changes are in the works that we believe offer significant potential benefits for our shareholders. First, some funds may be merged in order to eliminate redundancies, others may be liquidated and fund management teams will be aligned to maximize performance potential. You will receive more detailed information about these changes if your fund is affected and you may be asked to vote on certain fund changes. In this matter, your timely response will enable us to implement the changes in 2005.

As a result of these changes, we believe we will offer shareholders an even stronger lineup of investment options. What will not change as we enter this next phase of consolidation is our commitment to the highest standards of performance and our dedication to superior service. Change for the good has another name: it's called improvement. It helps move us forward, and we believe that it represents progress for all our shareholders in their quest for long-term financial success.

In the pages that follow, you'll find a detailed report from the fund's manager or managers on key factors that influenced your fund's performance. We hope that you will read the manager reports carefully and discuss any questions you might have with your financial advisor.

As always, we thank you for choosing Colonial Funds. We appreciate your continued confidence. And, we look forward to helping you keep your long-term financial goals on target in the years to come.

Sincerely,

/s/ Christopher L. Wilson

Christopher L. Wilson
Head of Mutual Funds, Columbia Management

Christopher Wilson is Head of Mutual Funds for Columbia Management, responsible for the day-to-day delivery of mutual fund services to the firm's investors. With the exception of distribution, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. Chris serves as Columbia Management's liaison to the mutual fund boards of trustees.

Chris joined Bank of America in August 2004.

Economic and market conditions change frequently. There is no assurance that trends described in this report will continue or commence.

PORTFOLIO MANAGER'S REPORT

PRICE PER SHARE
AS OF 11/30/04 ($)

Net asset value          9.79
-----------------------------
Market price             8.68
-----------------------------


1-YEAR TOTAL RETURN
AS OF 11/30/04 (%)

Net asset value         11.26
-----------------------------
Market price             4.91
-----------------------------
Lipper General Bond Funds
  Category average     10.24
-----------------------------

All results shown assume reinvestment of distributions.

DISTRIBUTIONS DECLARED
PER SHARE
12/01/03-11/30/04 ($)
                         0.70
-----------------------------


SECURITIES BREAKDOWN
AS OF 11/30/04 (%)

Corporate fixed-income
bonds & notes            40.9
-----------------------------
Foreign government
obligations              33.0
-----------------------------
US government agencies
& obligations            21.5
-----------------------------
Cash equivalents          3.1
-----------------------------
Asset-backed securities   0.7
-----------------------------
Convertible bonds         0.3
-----------------------------
Common stocks             0.3
-----------------------------
Municipal bond (taxable)  0.2
-----------------------------
Warrants                  0.0
-----------------------------


TOP 5 FOREIGN COUNTRIES
AS OF 11/30/04 (%)

Canada                    3.8
-----------------------------
Sweden                    3.3
-----------------------------
United Kingdom            3.1
-----------------------------
Germany                   3.1
-----------------------------
Mexico                    2.8
-----------------------------

Securities and country breakdown are calculated as a percentage of total investments.

Because the trust is actively managed, there is no guarantee that the trust will continue to invest in these sectors or maintain these country weightings in the future.

For the 12-month period ended November 30, 2004, Colonial InterMarket Income Trust I generated a total return of 4.91%, based on its market price. Changes in the market price of the trust's shares reflect investor demand and are not necessarily linked directly to changes in the trust's net asset value. The trust returned 11.26%, based on investment at net asset value. That was slightly higher than the average return of the Lipper General Bond Funds Category, which was 10.24%.1 The trust's above-average return was helped by its positions in high-yield securities and foreign debt.

HIGH YIELD CONTINUES TO OUTPERFORM

Riskier lower quality corporate bonds outperformed US Treasury obligations during this reporting period, continuing a pattern that has been in place for most of the last two years. With approximately 40% of its assets invested in the US high-yield marketplace, the trust has been positioned to take advantage of an environment that rewarded holders of debt with lower credit quality.

The trust's high-yield holdings carry an average credit quality of single B, compared to a weighted average of BBB+ for the trust as a whole. An overweight position in B and CCC-rated bonds paid off handsomely, especially during the equity rally that followed the US presidential election in early November. For the 12-month period as a whole, high-yield indices were up approximately 13%, compared to returns of less than 5% for a 10 year US Treasury security. We held the trust's position in US government securities at or just below 25% during the period.

Among the specific issues that aided the trust were Levi Strauss &Co., the casual clothing maker, and chemicals manufacturer Huntsman ICI Holding LLC. Levi Strauss &Co. stabilized its operations as it investigated a possible sale of its Dockers brand. (In October, the company announced plans to retain the brand.) Bonds of chemical producer Huntsman rose as commodity chemical prices trended higher, and in anticipation of a proposed transaction that would retire the bonds at a premium. Poor performers included Delta Air Lines, Inc., which faced high fuel prices and high labor costs, and Merisant Co., the manufacturer of the sugar substitute Equal. The company lost market share to Johnson & Johnson's Splenda.

FOREIGN BONDS OUTPERFORM DOMESTIC HOLDINGS

Approximately 35% of the trust's assets were invested outside of the United States during the period. The trust's exposure to non-US dollar denominated bonds of developed countries was approximately 20%. The trust's exposure to foreign currencies, notably the euro and the British pound, was of particular value because the US dollar declined, adding to the gains of bonds denominated in these currencies.

--------------
1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return based on net asset value for mutual funds with similar investment objectives as those of the fund.

Bonds in emerging markets accounted for approximately 14% of the trust's assets. Emerging market bonds performed well during the period as the global interest rate environment remained favorable and demand for commodities remained strong. In particular, oil producing countries such as Russia, Venezuela and Mexico benefited from the sustained strength in oil prices. The credit quality of many emerging market issuers has improved over the past two years, adding to the strong performance of emerging market debt. Recent rating agency credit upgrades include Brazil, Peru and Bulgaria.

PREPARING FOR HIGHER RATES AND A LOWER DOLLAR

We have structured the trust to benefit from steady economic growth in the United States and abroad. As long as the domestic economy continues to grow at a reasonable pace, we expect the Federal Reserve to continue to raise short-term rates, a course that it set in motion with four increases during this reporting period.2 Although the dollar has been weak for some time now, we maintained the trust's overseas positions because we believe it could move even lower. Investors are paying increasing attention to US fiscal, current account and trade deficits. One way for the financial markets to adjust these imbalances is to bid the dollar down even lower, which would continue to favor securities denominated in some foreign currencies.

/s/ Laura A. Ostrander

Laura A. Ostrander has been the portfolio manager of Colonial InterMarket Income Trust I since November 1999 and has co-managed various other trusts for Columbia Management Advisors, Inc. or its predecessors or affiliate organizations since December 1996.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The values of fixed-income securities generally move inversely with changes in interest rates such that when interest rates rise, bond values fall and vice versa. Investing in fixed-income securities offers the potential for attractive current income and total returns, but also involves certain risks. Investing in high yield securities offers the potential for high current income and attractive total return, but involves certain risks. Lower-rated bond risks involve greater risk of loss due to credit deterioration and default by the issuer. Foreign securities are subject to special risks including the impact of political events, fluctuations in currency exchange rates and less publicly available information about companies. Emerging markets may be more subject to these risks than developed markets. The value and return of your investment may fluctuate as a result of changes in interest rates; the financial strength of issuers of lower-rated bonds; foreign, political and economic developments; and changes in currency exchange rates.

-------------
2 The federal funds rate was raised for a fifth time, from 2.0% to 2.25%, on December 14, 2004.

INVESTMENT PORTFOLIO

November 30, 2004



CORPORATE FIXED-INCOME
BONDS & NOTES - 41.2%                  PAR ($)    VALUE ($)
------------------------------------------------------------
BASIC MATERIALS - 3.8%
CHEMICALS - 2.0%
AGRICULTURAL CHEMICALS - 0.6%
IMC Global, Inc.,
   10.875% 08/01/13                    140,000      177,800
Terra Capital, Inc.,
   12.875% 10/15/08                    215,000      265,525
UAP Holding Corp.,
   (a) 07/15/12
   (10.750% 01/15/08) (b)              125,000       95,000
United Agri Products,
   8.250% 12/15/11
   (8.750%, 12/15/04) (b)(p)           120,000      127,800
                                                -----------
                                                    666,125
                                                -----------

CHEMICALS-DIVERSIFIED - 1.3%
BCP Caylux Holdings
   Luxembourg S.C.A.,
   9.625% 06/15/14 (b)                  95,000      106,875
Equistar Chemicals LP,
   10.625% 05/01/11                    220,000      254,650
HMP Equity Holdings Corp.,
   (c) 05/15/08                        380,000      249,850
Huntsman ICI Holdings LLC,
   (c) 12/31/09                        710,000      395,825
Lyondell Chemical Co.,
   9.625% 05/01/07                     230,000      252,425
NOVA Chemicals Corp.,
   6.500% 01/15/12                      70,000       72,638
Westlake Chemical Corp.,
   8.750% 07/15/11                      55,000       62,012
                                                -----------
                                                  1,394,275
                                                -----------

CHEMICALS-SPECIALTY - 0.1%
Crompton Corp.,
   7.670% 08/01/10 (b)(d)               75,000       81,000
                                                -----------
                                                     81,000
                                                -----------
                               Chemicals Total    2,141,400
                                                -----------

FOREST PRODUCTS & PAPER - 0.8%
FORESTRY - 0.2%
Millar Western Forest Products,
   7.750% 11/15/13                      95,000      101,650
Tembec Industries, Inc.,
   8.500% 02/01/11                      80,000       80,000
                                                -----------
                                                    181,650
                                                -----------

PAPER & RELATED PRODUCTS - 0.6%
Boise Cascade LLC:
   5.005% 10/15/12 (b)(d)               70,000       71,400
   7.125% 10/15/14 (b)                  80,000       84,000
Buckeye Technologies, Inc.,
   8.500% 10/01/13                      30,000       33,000
Caraustar Industries, Inc.,
   9.875% 04/01/11                     115,000      123,625



                                       PAR ($)    VALUE ($)
------------------------------------------------------------
Georgia-Pacific Corp.,
   8.000% 01/15/24                      80,000       92,800
Neenah Paper, Inc.,
   7.375% 11/15/14 (b)                  60,000       60,600
Newark Group, Inc.,
   9.750% 03/15/14 (b)                 110,000      115,225
Norske Skog Canada Ltd.:
   7.375% 03/01/14                      45,000       47,250
   8.625% 06/15/11                      60,000       64,800
                                                -----------
                                                    692,700
                                                -----------
                 Forest Products & Paper Total      874,350
                                                -----------
IRON/STEEL - 0.6%
METAL-IRON - 0.2%
Wise Metals Group LLC,
   10.250% 05/15/12 (b)                175,000      176,312
                                                -----------
                                                    176,312
                                                -----------

STEEL-PRODUCERS - 0.2%
Bayou Steel Corp.,
   9.000% 03/31/11                     125,000      117,500
Steel Dynamics, Inc.,
   9.500% 03/15/09                      70,000       77,524
                                                -----------
                                                    195,024
                                                -----------

STEEL-SPECIALTY - 0.2%
Oregon Steel Mills, Inc.,
   10.000% 07/15/09                     85,000       95,200
UCAR Finance, Inc.,
   10.250% 02/15/12                    155,000      178,250
                                                -----------
                                                    273,450
                                                -----------
                              Iron/Steel Total      644,786
                                                -----------
MINING - 0.4%
METAL-ALUMINUM - 0.2%
Kaiser Aluminum & Chemical Corp.:
   9.875% 02/15/49 (e)                 250,000      230,625
   10.875% 10/15/06 (e)                 25,000       21,500
                                                -----------
                                                    252,125
                                                -----------

METAL-DIVERSIFIED - 0.2%
Earle M. Jorgensen Co.,
   9.750% 06/01/12                     155,000      174,375
                                                -----------
                                                    174,375
                                                -----------
                                  Mining Total      426,500
                                                -----------
                         BASIC MATERIALS TOTAL    4,087,036
                                                -----------

-----------------------------------------------------------
COMMUNICATIONS - 9.8%
ADVERTISING - 0.1%
ADVERTISING SERVICES - 0.1%
WDAC Subsidiary Corp.
   8.375% 12/01/14 (b)(f)              125,000      126,250
                                                -----------
                                                    126,250
                                                -----------
                             Advertising Total      126,250
                                                -----------


See Accompanying Notes to Financial Statements.

November 30, 2004



CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)              PAR ($)    VALUE ($)
------------------------------------------------------------
COMMUNICATIONS (CONTINUED)
MEDIA - 4.9%
BROADCAST SERVICES/PROGRAMS - 0.4%
Fisher Communications, Inc.,
   8.625% 09/15/14 (b)                  75,000       81,000
TV Azteca SA de CV,
   10.500% 02/15/07                    275,000      281,875
XM Satellite Radio, Inc.,
   7.660% 05/01/09 (d)                 110,000      112,200
                                                -----------
                                                    475,075
                                                -----------

CABLE TV - 1.9%
Atlantic Broadband Finance LLC,
   9.375% 01/15/14 (b)                 155,000      150,350
Cablevision Systems Corp.,
   6.669% 04/01/09 (b)(d)              125,000      130,625
Charter Communications Holdings LLC:
   9.920% 04/01/11                     655,000      538,738
   10.250% 09/15/10                    175,000      183,750
CSC Holdings, Inc.:
   6.750% 04/15/12 (b)                 170,000      174,250
   7.625% 04/01/11                      10,000       10,725
DirecTV Holdings LLC,
   8.375% 03/15/13                      70,000       78,925
EchoStar DBS Corp.,
   6.375% 10/01/11                     190,000      195,700
Insight Communications Co., Inc.,
   (a) 02/15/11
   (12.250% 02/15/06)                   70,000       67,550
Insight Midwest LP,
   9.750% 10/01/09                      70,000       73,763
Northland Cable Television, Inc.,
   10.250% 11/15/07                    205,000      205,000
Pegasus Satellite Communications, Inc.,
   11.250% 01/15/10 (b)(e)             180,000      114,750
Telenet Group Holdings NV,
   (a) 06/15/14
   (11.500% 12/15/08) (b)              170,000      131,325
                                                -----------
                                                  2,055,451
                                                -----------

MULTIMEDIA - 0.7%
Advanstar Communications, Inc.:
   (a) 10/15/11
   (15.000% 10/15/05)                  125,000      105,625
   12.000% 02/15/11                    155,000      168,950
Haights Cross Communications, Inc.,
   (a) 08/15/11
   (12.500% 02/15/09)                  135,000       87,075
Haights Cross Operating Co.,
   11.750% 08/15/11                    130,000      148,200
Quebecor Media, Inc.,
   11.125% 07/15/11                    180,000      206,550
                                                -----------
                                                    716,400
                                                -----------





                                       PAR ($)    VALUE ($)
------------------------------------------------------------
PUBLISHING-NEWSPAPERS - 0.1%
Hollinger, Inc.:
   11.875% 03/01/11 (b)(n)              54,000       58,443
   12.875% 03/01/11 (b)                 85,000       92,650
                                                -----------
                                                    151,093
                                                -----------

PUBLISHING-PERIODICALS - 1.0%
CBD Media Holdings LLC
   & Finance, Inc.,
   9.250% 07/15/12 (b)                  95,000       97,375
Dex Media, Inc.:
   (a) 11/15/13
   (9.000% 11/15/08)                   105,000       80,588
   8.000% 11/15/13                     125,000      133,750
Dex Media East LLC,
   12.125% 11/15/12                    169,000      207,025
Dex Media West LLC,
   9.875% 08/15/13                     117,000      135,135
PriMedia, Inc.,
   8.875% 05/15/11                     215,000      221,450
Yell Finance BV,
   10.750% 08/01/11                    165,000      192,225
                                                -----------
                                                  1,067,548
                                                -----------

RADIO - 0.2%
Spanish Broadcasting System, Inc.,
   9.625% 11/01/09                     200,000      210,000
                                                -----------
                                                    210,000
                                                -----------

TELEVISION - 0.6%
Granite Broadcasting Corp.,
   9.750% 12/01/10                     235,000      220,900
Paxson Communications Corp.,
   10.750% 07/15/08                    240,000      247,200
Sinclair Broadcast Group, Inc.,
   8.750% 12/15/11                     170,000      182,750
                                                -----------
                                                    650,850
                                                -----------
                                   Media Total    5,326,417
                                                -----------
TELECOMMUNICATIONS - 4.8%
CELLULAR TELECOMMUNICATIONS - 2.2%
American Cellular Corp.,
   10.000% 08/01/11                    105,000       88,463
Dobson Cellular Systems, Inc.,
   8.375% 11/01/11 (b)                  40,000       41,000
Dobson Communications Corp.,
   8.875% 10/01/13                     230,000      155,250
Horizon PCS, Inc.,
   11.375% 07/15/12 (b)                 95,000      104,025
iPCS Escrow Co.,
   11.500% 05/01/12 (b)                 70,000       78,050
Nextel Communications, Inc.,
   7.375% 08/01/15                     330,000      363,000
Nextel Partners, Inc.,
   8.125% 07/01/11                     325,000      357,500




See Accompanying Notes to Financial Statements.

November 30, 2004



CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)              PAR ($)    VALUE ($)
------------------------------------------------------------
COMMUNICATIONS (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
CELLULAR TELECOMMUNICATIONS (CONTINUED)
Rogers Cantel, Inc.,
   9.750% 06/01/16                     295,000      347,362
Rogers Wireless, Inc.,
   8.000% 12/15/12 (b)                  95,000       99,037
Rural Cellular Corp.,
   8.250% 03/15/12                      90,000       93,825
UbiquiTel, Inc.:
   9.875% 03/01/11                     105,000      115,238
   9.875% 03/01/11 (b)                  75,000       82,312
US Unwired, Inc.,
   10.000% 06/15/12                    215,000      238,650
Western Wireless Corp.,
   9.250% 07/15/13                     185,000      199,800
                                                -----------
                                                  2,363,512
                                                -----------

SATELLITE TELECOMMUNICATIONS - 0.3%
Inmarsat Finance II PLC,
   (a) 11/15/12
   (10.375% 11/15/08) (b)               55,000       38,088
New Skies Satellites NV,
   9.125% 11/01/12 (b)                  85,000       86,700
PanAmSat Corp.:
   (a) 11/01/14
   (10.375% 11/01/09) (b)              180,000      108,000
   9.000% 08/15/14 (b)                  80,000       86,000
                                                -----------
                                                    318,788
                                                -----------

TELECOMMUNICATION EQUIPMENT - 0.1%
Lucent Technologies, Inc.,
   6.450% 03/15/29                     125,000      107,188
                                                -----------
                                                    107,188
                                                -----------

TELECOMMUNICATION SERVICES - 0.7%
Axtel SA de CV,
   11.000% 12/15/13                    180,000      191,250
Carrier1 International SA,
   13.250% 02/15/09 (e)                450,000       40,500
FairPoint Communications, Inc.,
   11.875% 03/01/10                    120,000      136,500
Securus Technologies, Inc.,
   11.000% 09/01/11 (b)                150,000      150,000
Time Warner Telecom, Inc.:
   9.750% 07/15/08                     205,000      204,487
   10.125% 02/01/11                     30,000       28,800
                                                -----------
                                                    751,537
                                                -----------

TELEPHONE-INTEGRATED - 1.2%
Cincinnati Bell, Inc.,
   8.375% 01/15/14                     195,000      195,975
Qwest Capital Funding, Inc.:
   7.250% 02/15/11                     390,000      370,500
   7.750% 02/15/31                     175,000      149,625




                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
Qwest Services Corp.,
   13.500% 12/15/10 (b)                450,000      535,500
US LEC Corp.,
   10.670% 10/01/09 (b)(d)              75,000       74,838
                                                -----------
                                                  1,326,438
                                                -----------

WIRELESS EQUIPMENT - 0.3%
American Towers, Inc.,
   7.250% 12/01/11                      90,000       95,175
SBA Communications, Inc.,
   (a) 12/15/11
   (9.750% 12/15/07)                   100,000       84,250
SpectraSite, Inc.,
   8.250% 05/15/10                      90,000       97,425
                                                -----------
                                                    276,850
                                                -----------
                      Telecommunications Total    5,144,313
                                                -----------
                          COMMUNICATIONS TOTAL   10,596,980
                                                -----------

-----------------------------------------------------------
CONSUMER, CYCLICAL - 8.3%
AIRLINES - 0.5%
AIRLINES - 0.5%
Continental Airlines, Inc.,
   7.568% 12/01/06                     180,000      138,600
Delta Air Lines, Inc.,
   7.900% 12/15/09                      65,000       36,400
Northwest Airlines, Inc.,
   9.875% 03/15/07                     250,000      217,500
United Air Lines, Inc.,
   2.020% 03/02/04 (d)(o)              139,476      111,580
                                                -----------
                                                    504,080
                                                -----------
                                Airlines Total      504,080
                                                -----------
APPAREL - 0.4%
APPAREL MANUFACTURERS - 0.4%
Broder Brothers Co.:
   11.250% 10/15/10                     95,000       98,800
   11.250% 10/15/10 (b)                 55,000       57,200
Levi Strauss & Co.,
   12.250% 12/15/12                    190,000      200,450
Phillips-Van Heusen Corp.:
   7.250% 02/15/11                      65,000       68,575
   8.125% 05/01/13                      60,000       65,700
                                                -----------
                                                    490,725
                                                -----------
                                 Apparel Total      490,725
                                                -----------

AUTO MANUFACTURERS - 0.1%
AUTO-MEDIUM & HEAVY DUTY TRUCKS - 0.1%
Navistar International Corp.,
   7.500% 06/15/11                     115,000      124,200
                                                -----------
                                                    124,200
                                                -----------
                      Auto Manufacturers Total      124,200
                                                -----------


See Accompanying Notes to Financial Statements.

November 30, 2004


CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)              PAR ($)    VALUE ($)
------------------------------------------------------------
CONSUMER, CYCLICAL (CONTINUED)
AUTO PARTS & EQUIPMENT - 0.6%
AUTO/TRUCK PARTS & EQUIPMENT - ORIGINAL - 0.3%
Accuride Corp.,
   9.250% 02/01/08                      65,000       66,138
Affinia Group, Inc.,
   9.000% 11/30/14 (b)                  20,000       20,600
Delco Remy International, Inc.,
   11.000% 05/01/09                    130,000      137,150
Dura Operating Corp.,
   8.625% 04/15/12                     155,000      158,100
                                                -----------
                                                    381,988
                                                -----------

AUTO/TRUCK PARTS & EQUIPMENT - REPLACEMENT - 0.1%
Rexnord Corp.,
   10.125% 12/15/12                     90,000      101,700
                                                -----------
                                                    101,700
                                                -----------

RUBBER-TIRES - 0.2%
Goodyear Tire & Rubber Co.,
   7.857% 08/15/11                     205,000      203,463
                                                -----------
                                                    203,463
                                                -----------
                  Auto Parts & Equipment Total      687,151
                                                -----------
ENTERTAINMENT - 1.1%
GAMBLING (NON-HOTEL) - 0.2%
Global Cash Access LLC,
   8.750% 03/15/12                     160,000      172,800
                                                -----------
                                                    172,800
                                                -----------

MUSIC - 0.3%
Steinway Musical Instruments, Inc.,
   8.750% 04/15/11                      85,000       92,225
Warner Music Group,
   7.375% 04/15/14 (b)                 160,000      163,600
                                                -----------
                                                    255,825
                                                -----------

RESORTS/THEME PARKS - 0.2%
Six Flags, Inc.:
   8.875% 02/01/10                     165,000      165,825
   9.625% 06/01/14                      75,000       74,062
                                                -----------
                                                    239,887
                                                -----------

THEATERS - 0.4%
LCE Acquisition Corp.,
   9.000% 08/01/14 (b)                 195,000      209,625
Marquee Holdings, Inc.,
   (a) 08/15/14
   (12.000% 08/15/09) (b)              405,000      261,225
                                                -----------
                                                    470,850
                                                -----------
                           Entertainment Total    1,139,362
                                                -----------
HOME BUILDERS - 0.7%
BUILDING-RESIDENTIAL/COMMERCIAL - 0.7%
D.R. Horton, Inc.,
   9.750% 09/15/10                     400,000      479,000




                                       PAR ($)    VALUE ($)
------------------------------------------------------------
K. Hovnanian Enterprises, Inc.:
   8.875% 04/01/12                      25,000       27,500
   10.500% 10/01/07                    125,000      144,063
Standard Pacific Corp.,
   9.250% 04/15/12                     125,000      145,937
                                                -----------
                                                    796,500
                                                -----------
                           Home Builders Total      796,500
                                                -----------
HOME FURNISHINGS - 0.3%
HOME FURNISHINGS - 0.3%
Norcraft Companies,
   9.000% 11/01/11                      65,000       70,525
WII Components, Inc.,
   10.000% 02/15/12                    215,000      210,700
                                                -----------
                                                    281,225
                                                -----------
                        Home Furnishings Total      281,225
                                                -----------

LEISURE TIME - 0.7%
CRUISE LINES - 0.1%
NCL, Inc.,
   10.625% 07/15/14 (b)                 60,000       61,800
                                                -----------
                                                     61,800
                                                -----------

LEISURE & RECREATIONAL PRODUCTS - 0.2%
Bombardier Recreational Products, Inc.,
   8.375% 12/15/13                     155,000      167,400
K2, Inc.,
   7.375% 07/01/14 (b)                  80,000       87,800
                                                -----------
                                                    255,200
                                                -----------

RECREATIONAL CENTERS - 0.4%
AMF Bowling Worldwide, Inc.,
   10.000% 03/01/10                    105,000      112,350
Equinox Holdings, Inc.,
   9.000% 12/15/09                     170,000      179,350
Town Sports International, Inc.,
   (a) 02/01/14
   (11.000% 02/01/09)                  185,000      103,137
                                                -----------
                                                    394,837
                                                -----------
                            Leisure Time Total      711,837
                                                -----------
LODGING - 2.7%
CASINO HOTELS - 2.4%
Ameristar Casinos, Inc.,
   10.750% 02/15/09                    150,000      168,562
Circus & Eldorado/Silver Legacy
   Capital Corp.,
   10.125% 03/01/12                     85,000       93,075
Hard Rock Hotel, Inc.,
   8.875% 06/01/13                     170,000      187,000
Hollywood Casino Shreveport,
   13.000% 08/01/06 (g)                410,000      360,800
Inn of the Mountain Gods
   Resort & Casino,
   12.000% 11/15/10                    140,000      163,100




See Accompanying Notes to Financial Statements.

November 30, 2004


CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)              PAR ($)    VALUE ($)
------------------------------------------------------------
CONSUMER, CYCLICAL (CONTINUED)
LODGING (CONTINUED)
CASINO HOTELS (CONTINUED)
MGM Mirage, Inc.,
   8.375% 02/01/11                     170,000      192,100
Mohegan Tribal Gaming Authority,
   7.125% 08/15/14 (b)                  30,000       32,025
Park Place Entertainment Corp.,
   9.375% 02/15/07                     200,000      221,500
Pinnacle Entertainment, Inc.:
   8.250% 03/15/12 (f)                 185,000      192,400
   8.750% 10/01/13                     255,000      274,125
Premier Entertainment Biloxi LLC,
   10.750% 02/01/12                     90,000       97,200
River Rock Entertainment,
   9.750% 11/01/11                     190,000      210,425
Seneca Gaming Corp.,
   7.250% 05/01/12                     145,000      153,337
Station Casinos, Inc.,
   6.875% 03/01/16                      40,000       42,000
Wynn Las Vegas LLC:
   6.625% 12/01/14 (b)(f)              110,000      108,350
   12.000% 11/01/10                     70,000       88,200
                                                -----------
                                                  2,584,199
                                                -----------

HOTELS & MOTELS - 0.3%
Starwood Hotels & Resorts Worldwide, Inc.,
   7.875% 05/01/12                     250,000      285,937
                                                -----------
                                                    285,937
                                                -----------
                                 Lodging Total    2,870,136
                                                -----------

RETAIL - 1.0%
RETAIL-AUTOMOBILES - 0.1%
Asbury Automotive Group, Inc.,
   8.000% 03/15/14                     130,000      128,700
                                                -----------
                                                    128,700
                                                -----------

RETAIL-DRUG STORES - 0.3%
Jean Coutu Group, Inc., (PJC),
   8.500% 08/01/14 (b)                  95,000       96,425
Rite Aid Corp.,
   9.250% 06/01/13                     200,000      206,500
                                                -----------
                                                    302,925
                                                -----------

RETAIL-HOME FURNISHINGS - 0.2%
Levitz Home Furnishings, Inc.,
   12.000% 11/01/11 (b)                 95,000       96,900
Tempur-Pedic, Inc.,
   10.250% 08/15/10                    120,000      137,400
                                                -----------
                                                    234,300
                                                -----------

RETAIL-JEWELRY - 0.1%
Finlay Fine Jewelry Corp.,
   8.375% 06/01/12                     120,000      130,800
                                                -----------
                                                    130,800
                                                -----------





                                       PAR ($)    VALUE ($)
------------------------------------------------------------
RETAIL-MAJOR DEPARTMENT STORES - 0.1%
Saks, Inc.,
   7.000% 12/01/13                      39,000       39,682
                                                -----------
                                                     39,682
                                                -----------

RETAIL-PROPANE DISTRIBUTORS - 0.1%
Ferrellgas Partners LP,
   8.750% 06/15/12                     130,000      141,700
                                                -----------
                                                    141,700
                                                -----------

RETAIL-RESTAURANTS - 0.1%
Denny's Holdings, Inc.,
   10.000% 10/01/12 (b)                115,000      121,038
                                                -----------
                                                    121,038
                                                -----------
                                  Retail Total    1,099,145
                                                -----------
TEXTILES - 0.2%
TEXTILE-PRODUCTS - 0.2%
Collins & Aikman Floorcovering, Inc.,
   9.750% 02/15/10                     110,000      118,250
INVISTA,
   9.250% 05/01/12 (b)                  90,000       99,900
                                                -----------
                                                    218,150
                                                -----------
                                Textiles Total      218,150
                                                -----------
                      CONSUMER, CYCLICAL TOTAL    8,922,511
                                                -----------

-----------------------------------------------------------
CONSUMER, NON-CYCLICAL - 5.2%
AGRICULTURE - 0.3%
AGRICULTURAL OPERATIONS - 0.2%
Seminis, Vegetable Seeds, Inc.,
   10.250% 10/01/13                    202,000      227,250
                                                -----------
                                                    227,250
                                                -----------

TOBACCO - 0.1%
North Atlantic Trading Co., Inc.,
   9.250% 03/01/12                     100,000       80,000
                                                -----------
                                                     80,000
                                                -----------
                             Agriculture Total      307,250
                                                -----------

BEVERAGES - 0.1%
BEVERAGES-WINE/SPIRITS - 0.1%
Constellation Brands, Inc.,
   8.125% 01/15/12                     125,000      135,938
                                                -----------
                                                    135,938
                                                -----------
                               Beverages Total      135,938
                                                -----------

BIOTECHNOLOGY - 0.1%
MEDICAL-BIOMEDICAL/GENE - 0.1%
Bio-Rad Laboratories, Inc.,
   7.500% 08/15/13                     150,000      163,875
                                                -----------
                                                    163,875
                                                -----------
                           Biotechnology Total      163,875
                                                -----------



See Accompanying Notes to Financial Statements.

November 30, 2004



CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)              PAR ($)    VALUE ($)
-----------------------------------------------------------
CONSUMER, NON-CYCLICAL (CONTINUED)
COMMERCIAL SERVICES - 1.4%
COMMERCIAL SERVICES - 0.2%
Iron Mountain, Inc.,
   7.750% 01/15/15                      35,000       35,613
Language Line Holdings, Inc.,
   11.125% 06/15/12 (b)                195,000      209,625
                                                -----------
                                                    245,238
                                                -----------

COMMERCIAL SERVICES-FINANCE - 0.3%
Dollar Financial Group, Inc.,
   9.750% 11/15/11                     265,000      286,200
                                                -----------
                                                    286,200
                                                -----------

FUNERAL SERVICES & RELATED ITEMS - 0.2%
Service Corp. International,
   7.700% 04/15/09                     180,000      196,650
                                                -----------
                                                    196,650
                                                -----------

PRINTING-COMMERCIAL - 0.3%
American Color Graphics, Inc.,
   10.000% 06/15/10                     75,000       64,500
Sheridan Group,
   10.250% 08/15/11 (b)                105,000      114,712
Vertis, Inc.,
   13.500% 12/07/09 (b)                120,000      127,200
                                                -----------
                                                    306,412
                                                -----------

PRIVATE CORRECTIONS - 0.1%
GEO Group, Inc.,
   8.250% 07/15/13                      70,000       74,550
                                                -----------
                                                     74,550
                                                -----------

RENTAL AUTO/EQUIPMENT - 0.3%
NationsRent, Inc.,
   9.500% 10/15/10                     215,000      241,875
Williams Scotsman, Inc.,
   9.875% 06/01/07                     110,000      109,175
                                                -----------
                                                    351,050
                                                -----------
                     Commercial Services Total    1,460,100
                                                -----------
COSMETICS/PERSONAL CARE - 0.1%
COSMETICS & TOILETRIES - 0.1%
Elizabeth Arden, Inc.,
   7.750% 01/15/14                     110,000      116,600
                                                -----------
                                                    116,600
                                                -----------
                 Cosmetics/Personal Care Total      116,600
                                                -----------
FOOD - 1.2%
FOOD-CONFECTIONERY - 0.2%
Merisant Co.,
   9.500% 07/15/13 (b)                 110,000       99,000




                                       PAR ($)    VALUE ($)
------------------------------------------------------------
Tabletop Holdings, Inc.,
   (a) 05/15/14
   (12.250% 11/15/08) (b)              325,000      147,875
                                                -----------
                                                    246,875
                                                -----------

FOOD-MISCELLANEOUS/DIVERSIFIED - 0.8%
Del Monte Corp.,
   9.250% 05/15/11                     280,000      306,600
Dole Food Co., Inc.,
   8.625% 05/01/09                     185,000      203,963
Pinnacle Foods Holding Corp.,
   8.250% 12/01/13 (b)                 235,000      212,675
Reddy Ice Holdings, Inc.,
   (a) 11/01/12
   (10.500% 11/01/08) (b)              110,000       76,450
                                                -----------
                                                    799,688
                                                -----------

FOOD-RETAIL - 0.2%
Stater Brothers Holdings,
   8.125% 06/15/12                     190,000      202,350
                                                -----------
                                                    202,350
                                                -----------
                                    Food Total    1,248,913
                                                -----------

HEALTHCARE-SERVICES - 1.5%
MEDICAL-HMO - 0.1%
Coventry Health Care, Inc.,
   8.125% 02/15/12                     145,000      159,500
                                                -----------
                                                    159,500
                                                -----------

MEDICAL-HOSPITALS - 0.6%
Tenet Healthcare Corp.,
   9.875% 07/01/14 (b)                 390,000      418,275
United Surgical Partners
   International, Inc.,
   10.000% 12/15/11                    165,000      188,512
                                                -----------
                                                    606,787
                                                -----------

MRI/MEDICAL DIAGNOSTIC IMAGING - 0.6%
InSight Health Services Corp.,
   9.875% 11/01/11                     200,000      203,000
MedQuest, Inc.,
   11.875% 08/15/12                    180,000      210,600
MQ Associates, Inc.,
   (a) 08/15/12
   (12.250% 08/15/08)                  325,000      227,500
                                                -----------
                                                    641,100
                                                -----------

PHYSICAL PRACTICE MANAGEMENT - 0.2%
US Oncology, Inc.,
   9.000% 08/15/12 (b)                 160,000      178,400
                                                -----------
                                                    178,400
                                                -----------
                     Healthcare-Services Total    1,585,787
                                                -----------




See Accompanying Notes to Financial Statements.

November 30, 2004


CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)              PAR ($)    VALUE ($)
-----------------------------------------------------------
CONSUMER, NON-CYCLICAL (CONTINUED)
HOUSEHOLD PRODUCTS/WARES - 0.5%
CONSUMER PRODUCTS-MISCELLANEOUS - 0.5%
AAC Group Holdings Corp.,
   (a) 10/01/12
   (10.250% 10/01/08) (b)               40,000       27,000
Amscan Holdings, Inc.,
   8.750% 05/01/14                     175,000      175,875
Jostens IH Corp.,
   7.625% 10/01/12 (b)                  95,000       99,750
Playtex Products, Inc.,
   9.375% 06/01/11                     250,000      265,312
                                                -----------
                                                    567,937
                                                -----------
                Household Products/Wares Total      567,937
                                                -----------
                  CONSUMER, NON-CYCLICAL TOTAL    5,586,400
                                                -----------

-----------------------------------------------------------
ENERGY - 3.3%
OIL & GAS - 1.5%
OIL & GAS DRILLING - 0.2%
Ocean Rig Norway AS,
   10.250% 06/01/08                    130,000      133,900
Pride International, Inc.,
   7.375% 07/15/14 (b)                  75,000       83,250
                                                -----------
                                                    217,150
                                                -----------

OIL COMPANIES-EXPLORATION & PRODUCTION - 1.2%
Chesapeake Energy Corp.,
   7.500% 06/15/14                      70,000       77,438
Compton Petroleum Corp.,
   9.900% 05/15/09                     185,000      203,500
Encore Acquisition Co.,
   8.375% 06/15/12                     135,000      150,525
Energy Partners Ltd.,
   8.750% 08/01/10                      90,000       99,000
Magnum Hunter Resources, Inc.,
   9.600% 03/15/12                      72,000       82,080
PEMEX Finance Ltd.:
   9.150% 11/15/18                     205,000      254,428
   10.610% 08/15/17                    135,000      180,595
Whiting Petroleum Corp.,
   7.250% 05/01/12                     180,000      189,000
                                                -----------
                                                  1,236,566
                                                -----------

OIL REFINING & MARKETING - 0.1%
Premcor Refining Group, Inc.,
   7.500% 06/15/15                     105,000      114,975
                                                -----------
                                                    114,975
                                                -----------
                               Oil & Gas Total    1,568,691
                                                -----------
OIL & GAS SERVICES - 0.6%
OIL-FIELD SERVICES - 0.6%
Gazprom,
   9.625% 03/01/13                     400,000      461,720
Hornbeck Offshore Services, Inc.,
   6.125% 12/01/14 (b)                  40,000       40,000





                                       PAR ($)    VALUE ($)
------------------------------------------------------------
Newpark Resources, Inc.,
   8.625% 12/15/07                     120,000      121,200
                                                -----------
                                                    622,920
                                                -----------
                      Oil & Gas Services Total      622,920
                                                -----------
PIPELINES - 1.2%
PIPELINES - 1.2%
Coastal Corp.,
   7.750% 06/15/10                     290,000      298,338
Dynegy Holdings, Inc.:
   6.875% 04/01/11                     205,000      196,800
   9.875% 07/15/10 (b)                  70,000       79,100
Northwest Pipeline Corp.,
   8.125% 03/01/10                      55,000       61,325
Sonat, Inc.:
   6.875% 06/01/05                     100,000      101,250
   7.625% 07/15/11                     335,000      340,025
Southern Natural Gas Co.,
   8.875% 03/15/10                      95,000      106,637
Williams Companies, Inc.,
   8.125% 03/15/12                     135,000      157,275
                                                -----------
                                                  1,340,750
                                                -----------
                               Pipelines Total    1,340,750
                                                -----------
                                  ENERGY TOTAL    3,532,361
                                                -----------

-----------------------------------------------------------
FINANCIALS - 1.6%
DIVERSIFIED FINANCIAL SERVICES - 0.8%
FINANCE-COMMERCIAL - 0.1%
FINOVA Group, Inc.,
   7.500% 11/15/09 (h)                 186,150       88,887
                                                -----------
                                                     88,887
                                                -----------

FINANCE INVESTMENT BANKER/BROKER - 0.4%
E*Trade Financial Corp.,
   8.000% 06/15/11 (b)                 110,000      116,325
LaBranche & Co., Inc.,
   11.000% 05/15/12                    290,000      308,850
                                                -----------
                                                    425,175
                                                -----------

FINANCE-OTHER SERVICES - 0.3%
Aries Vermogensverwalting,
   7.750% 10/25/09 (b)        EUR      250,000      370,733
                                                -----------
                                                    370,733
                                                -----------
          Diversified Financial Services Total      884,795
                                                -----------
REITS - 0.1%
REITS-HOTELS - 0.0%
La Quinta Properties, Inc.,
   7.000% 08/15/12 (b)        USD       40,000       43,000
                                                -----------
                                                     43,000
                                                -----------




See Accompanying Notes to Financial Statements.

November 30, 2004


CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)              PAR ($)    VALUE ($)
-----------------------------------------------------------
FINANCIALS (CONTINUED)
REITS (CONTINUED)
REITS-MORTGAGES - 0.1%
Thornburg Mortgage, Inc.,
   8.000% 05/15/13                     110,000      117,975
                                                -----------
                                                    117,975
                                                -----------
                                   REITS Total      160,975
                                                -----------
SAVINGS & LOANS - 0.7%
SAVINGS & LOANS/THRIFT-WESTERN US - 0.1%
Western Financial Bank,
   9.625% 05/15/12                      90,000      102,600
                                                -----------
                                                    102,600
                                                -----------

SUPRANATIONAL BANKS - 0.6%
Euro Investment Bank,
   7.625% 12/07/07            GBP      295,000      608,227
                                                -----------
                                                    608,227
                                                -----------
                         Savings & Loans Total      710,827
                                                -----------
                              FINANCIALS TOTAL    1,756,597
                                                -----------

-----------------------------------------------------------
INDUSTRIALS - 6.8%
AEROSPACE/DEFENSE - 0.6%
AEROSPACE/DEFENSE-EQUIPMENT - 0.6%
Argo-Tech Corp.,
   9.250% 06/01/11            USD       95,000      103,788
BE Aerospace, Inc.,
   8.875% 05/01/11                     155,000      161,975
Sequa Corp.,
   8.875% 04/01/08                      95,000      104,025
Standard Aero Holdings, Inc.,
   8.250% 09/01/14 (b)                 110,000      118,250
TransDigm, Inc.,
   8.375% 07/15/11                     110,000      118,525
                                                -----------
                                                    606,563
                                                -----------
                       Aerospace/Defense Total      606,563
                                                -----------
BUILDING MATERIALS - 0.7%
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS - 0.2%
Associated Materials, Inc.,
   (a) 03/01/14
   (11.250% 03/01/09)                   85,000       63,325
Congoleum Corp.,
   8.625% 08/01/08 (i)                  95,000       74,100
Nortek Holdings, Inc.,
   8.500% 09/01/14 (b)                  55,000       59,125
                                                -----------
                                                    196,550
                                                -----------

BUILDING PRODUCTS-CEMENT/AGGREGATION - 0.2%
RMCC Acquisition Co.,
   9.500% 11/01/12 (b)                 155,000      155,387
U.S. Concrete, Inc.,
   8.375% 04/01/14                     130,000      138,775
                                                -----------
                                                    294,162
                                                -----------



                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
BUILDING PRODUCTS-DOORS & WINDOWS - 0.3%
Atrium Companies, Inc.,
   10.500% 05/01/09                    285,000      299,250
                                                -----------
                                                    299,250
                                                -----------
                      Building Materials Total      789,962
                                                -----------
ELECTRONIC COMPONENTS & EQUIPMENT - 0.2%
WIRE & CABLE PRODUCTS - 0.2%
Coleman Cable, Inc.,
   9.875% 10/01/12 (b)                 175,000      184,188
                                                -----------
                                                    184,188
                                                -----------
       Electronic Components & Equipment Total      184,188
                                                -----------

ELECTRONICS - 0.1%
ELECTRONIC COMPONENTS-MISCELLANEOUS - 0.1%
Flextronics International Ltd.,
   6.250% 11/15/14 (b)                  55,000       54,175
                                                -----------
                                                     54,175
                                                -----------
                             Electronics Total       54,175
                                                -----------

ENGINEERING & CONSTRUCTION - 0.2%
BUILDING & CONSTRUCTION-MISCELLANEOUS - 0.2%
J. Ray McDermott SA,
   11.000% 12/15/13 (b)                185,000      202,113
                                                -----------
                                                    202,113
                                                -----------
              Engineering & Construction Total      202,113
                                                -----------

ENVIRONMENTAL CONTROL - 0.6%
NON-HAZARDOUS WASTE DISPOSAL - 0.5%
Allied Waste North America, Inc.:
   7.875% 04/15/13                      90,000       90,900
   8.500% 12/01/08                     235,000      247,044
Waste Services, Inc.,
   9.500% 04/15/14 (b)                 225,000      222,750
                                                -----------
                                                    560,694
                                                -----------

RECYCLING - 0.1%
IMCO Recycling Escrow,
   9.000% 11/15/14 (b)                  50,000       51,750
                                                -----------
                                                     51,750
                                                -----------
                   Environmental Control Total      612,444
                                                -----------

HAND/MACHINE TOOLS - 0.1%
MACHINE TOOLS & RELATED PRODUCTS - 0.1%
Newcor, Inc.,
   6.000% 01/31/13 (j)                 165,817      106,123
                                                -----------
                                                    106,123
                                                -----------
                      Hand/Machine Tools Total      106,123
                                                -----------






See Accompanying Notes to Financial Statements.

November 30, 2004



CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)              PAR ($)    VALUE ($)
------------------------------------------------------------
INDUSTRIALS (CONTINUED)
MACHINERY-CONSTRUCTION & MINING - 0.1%
MACHINERY-CONSTRUCTION & MINING - 0.1%
Terex Corp.,
   10.375% 04/01/11                    125,000      140,937
                                                -----------
                                                    140,937
                                                -----------
         Machinery-Construction & Mining Total      140,937
                                                -----------

METAL FABRICATE/HARDWARE - 0.9%
METAL PROCESSORS & FABRICATION - 0.7%
Altra Industrial Motion, Inc.,
   9.000% 12/01/11 (b)                  75,000       76,125
Hawk Corp.,
   8.750% 11/01/14 (b)                  30,000       30,975
Mueller Group, Inc.,
   10.000% 05/01/12                    135,000      146,475
Mueller Holdings, Inc.,
   (a) 04/15/14
   (14.750% 04/15/09)                  170,000      114,750
TriMas Corp.,
   9.875% 06/15/12                     315,000      329,175
                                                -----------
                                                    697,500
                                                -----------

METAL PRODUCTS-FASTENERS - 0.2%
FastenTech, Inc.,
   11.500% 05/01/11 (b)                220,000      250,800
                                                -----------
                                                    250,800
                                                -----------
                Metal Fabricate/Hardware Total      948,300
                                                -----------

MISCELLANEOUS MANUFACTURERS - 0.7%
ADVANCED MATERIALS/PRODUCTS - 0.1%
Hexcel Corp.,
   9.750% 01/15/09                     150,000      157,125
                                                -----------
                                                    157,125
                                                -----------

DIVERSIFIED MANUFACTURING OPERATORS - 0.5%
J.B. Poindexter & Co.,
   8.750% 03/15/14 (b)                 140,000      148,400
KI Holdings, Inc.,
   (a) 11/15/14
   (9.875% 11/15/09) (b)               170,000      107,950
Koppers Industries, Inc.,
   9.875% 10/15/13                     140,000      158,900
Trinity Industries, Inc.,
   6.500% 03/15/14                      70,000       69,387
                                                -----------
                                                    484,637
                                                -----------

FILTRATION/SEPARATION PRODUCTS - 0.1%
Polypore, Inc.,
   (a) 10/01/12
   (10.500% 10/01/08) (b)              195,000      125,287
                                                -----------
                                                    125,287
                                                -----------
             Miscellaneous Manufacturers Total      767,049
                                                -----------


                                       PAR ($)    VALUE ($)
------------------------------------------------------------
PACKAGING & CONTAINERS - 1.2%
CONTAINERS-METAL/GLASS - 0.6%
Crown European Holdings SA,
   10.875% 03/01/13                    135,000      158,963
Owens-Brockway Glass Container,
   8.250% 05/15/13                     245,000      267,663
Owens-Illinois, Inc.:
   7.350% 05/15/08                     160,000      166,800
   7.500% 05/15/10                      35,000       36,881
                                                -----------
                                                    630,307
                                                -----------

CONTAINERS-PAPER/PLASTIC - 0.6%
Consolidated Container Co. LLC,
   (a) 06/15/09
   (10.750% 06/15/07)                  120,000      100,800
MDP Acquisitions PLC,
   9.625% 10/01/12                     235,000      265,550
Portola Packaging, Inc.,
   8.250% 02/01/12                     120,000       93,600
Smurfit-Stone Container Corp.,
   8.250% 10/01/12                     110,000      120,450
Tekni-Plex, Inc.,
   12.750% 06/15/10                    140,000      123,900
                                                -----------
                                                    704,300
                                                -----------
                  Packaging & Containers Total    1,334,607
                                                -----------

TRANSPORTATION - 1.4%
TRANSPORTATION-MARINE - 0.7%
Ship Finance International Ltd.,
   8.500% 12/15/13                     295,000      303,112
Stena AB:
   7.000% 12/01/16 (b)                  55,000       54,037
   7.500% 11/01/13                     175,000      181,125
   9.625% 12/01/12                     115,000      129,375
Teekay Shipping Corp.,
   8.875% 07/15/11                      40,000       46,400
                                                -----------
                                                    714,049
                                                -----------

TRANSPORTATION-RAILROAD - 0.2%
TFM SA de CV,
   12.500% 06/15/12                    155,000      175,925
                                                -----------
                                                    175,925
                                                -----------

TRANSPORTATION-SERVICES - 0.3%
CHC Helicopter Corp.,
   7.375% 05/01/14                     120,000      126,900
Petroleum Helicopters, Inc.,
   9.375% 05/01/09                     225,000      243,000
                                                -----------
                                                    369,900
                                                -----------




See Accompanying Notes to Financial Statements.

November 30, 2004



CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)              PAR ($)    VALUE ($)
------------------------------------------------------------
INDUSTRIALS (CONTINUED)
TRANSPORTATION (CONTINUED)
TRANSPORTATION-TRUCKS - 0.2%
Allied Holdings, Inc.,
   8.625% 10/01/07                     105,000       89,250
QDI Capital Corp.,
   9.000% 11/15/10 (b)                 160,000      159,600
                                                -----------
                                                    248,850
                                                -----------
                          Transportation Total    1,508,724
                                                -----------
                             INDUSTRIALS TOTAL    7,255,185
                                                -----------

-----------------------------------------------------------
TECHNOLOGY - 0.2%
SEMICONDUCTORS - 0.2%
ELECTRONIC COMPONENTS-SEMICONDUCTORS - 0.2%
Amkor Technology, Inc.,
   9.250% 02/15/08                     205,000      201,413
                                                -----------
                                                    201,413
                                                -----------
                          Semiconductors Total      201,413
                                                -----------
                              TECHNOLOGY TOTAL      201,413
                                                -----------

-----------------------------------------------------------
UTILITIES - 2.2%
ELECTRIC - 2.2%
ELECTRIC-GENERATION - 0.4%
AES Corp.:
   9.000% 05/15/15 (b)                  45,000       51,750
   9.500% 06/01/09                     132,000      151,470
Edison Mission Energy,
   9.875% 04/15/11                     170,000      201,450
Mission Energy Holding,
   13.500% 07/15/08                     60,000       75,450
                                                -----------
                                                    480,120
                                                -----------

ELECTRIC-INTEGRATED - 0.8%
CMS Energy Corp.,
   8.900% 07/15/08                     175,000      194,250
Nevada Power Co.:
   9.000% 08/15/13                      75,000       87,750
   10.875% 10/15/09                    150,000      175,500
PSE&G Energy Holdings, Inc.,
   8.625% 02/15/08                     190,000      210,188
TNP Enterprises, Inc.,
   10.250% 04/01/10                    130,000      139,100
                                                -----------
                                                    806,788
                                                -----------

INDEPENDENT POWER PRODUCERS - 1.0%
Caithness Coso Funding Corp.,
   9.050% 12/15/09                     179,018      198,710
Calpine Corp.,
   8.500% 07/15/10 (b)                 190,000      149,150
Calpine Generating Co. LLC:
   11.169% 04/01/11 (b)(d)             240,000      227,400
   11.500% 04/01/11 (b)                140,000      128,800





                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
MSW Energy Holdings LLC:
   7.375% 09/01/10                      50,000       52,750
   8.500% 09/01/10                     190,000      209,000
Orion Power Holdings, Inc.,
   12.000% 05/01/10                    120,000      152,400
                                                -----------
                                                  1,118,210
                                                -----------
                                Electric Total    2,405,118
                                                -----------
                               UTILITIES TOTAL    2,405,118
                                                -----------

TOTAL CORPORATE FIXED-INCOME BONDS & NOTES
   (cost of $41,933,356)                         44,343,601
                                                -----------

MUNICIPAL BOND (TAXABLE) - 0.2%
-----------------------------------------------------------
Cabazon Band Mission
   Indians California,
   13.000% 10/01/11 (n)                230,000      228,167
                                                -----------

TOTAL MUNICIPAL BOND (TAXABLE)
   (cost of $230,000)                               228,167
                                                -----------

FOREIGN GOVERNMENT
OBLIGATIONS - 33.2%
-----------------------------------------------------------
Federal Republic of Brazil:
   7.720% 06/29/09 (d)        USD      625,000      701,644
   8.250% 01/20/34                     490,000      452,025
   11.500% 04/02/09           EUR      325,000      510,617
   14.500% 10/15/09           USD      810,000    1,059,075
German Republic:
   4.250% 07/04/14            EUR      970,000    1,341,708
   6.000% 07/04/07                     800,000    1,154,142
Government of Canada:
   5.250% 06/01/13            CAD      530,000      473,991
   10.000% 06/01/08                  1,800,000    1,839,207
Government of New Zealand:
   6.000% 11/15/11            NZD    1,940,000    1,392,321
   6.500% 04/15/13                   1,885,000    1,396,907
Government of Poland,
   8.500% 05/12/07            PLN    2,225,000      733,946
Hellenic Republic of Greece,
   5.350% 05/18/11            EUR      375,000      551,527
Kingdom of Norway,
   5.500% 05/15/09            NOK    3,360,000      602,294
Kingdom of Spain,
   5.500% 07/30/17            EUR      820,000    1,252,976
Kingdom of Sweden:
   5.000% 01/28/09            SEK   13,595,000    2,154,432
   6.750% 05/05/14                   6,210,000    1,115,994
Republic of Bulgaria:
   2.750% 07/28/11 (d)        USD      637,000      636,045
   8.250% 01/15/15                     325,000      402,512
Republic of Colombia:
   9.750% 04/09/11                     161,560      185,794
   10.000% 01/23/12                    520,000      588,900
   11.500% 05/31/11           EUR      225,000      370,693
   11.750% 02/25/20           USD      370,000      463,055





See Accompanying Notes to Financial Statements.

November 30, 2004



FOREIGN GOVERNMENT
OBLIGATIONS (CONTINUED)                PAR ($)    VALUE ($)
-----------------------------------------------------------
Republic of France,
   4.000% 04/25/14            EUR      630,000      854,145
Republic of Italy,
   5.000% 02/01/12                   1,890,000    2,747,215
Republic of Panama,
   8.875% 09/30/27            USD      500,000      527,500
Republic of Peru:
   7.500% 10/14/14            EUR      210,000      289,898
   9.875% 02/06/15            USD      450,000      523,125
Republic of Philippines,
   10.625% 03/16/25                    240,000      249,000
Republic of South Africa:
   5.250% 05/16/13            EUR      855,000    1,192,113
   13.000% 08/31/10           ZAR    1,823,000      381,051
Republic of Venezuela,
   9.250% 09/15/27            USD      577,000      600,080
Russian Federation:
   5.000% 03/31/30                     525,000      521,955
   11.000% 07/24/18                    500,000      674,600
   12.750% 06/24/28                    595,000      941,588
United Kingdom:
   5.000% 03/07/12            GBP      215,000      421,466
   7.500% 12/07/06                     655,000    1,325,431
   9.000% 07/12/11                     415,000      992,197
United Mexican States:
   7.500% 03/08/10            EUR      385,000      591,636
   7.500% 04/08/33            USD      780,000      812,760
   11.375% 09/15/16                    625,000      910,938
Western Australia Treasury Corp.:
   7.500% 10/15/09            AUD    1,200,000    1,012,271
   8.750% 08/15/08                     985,000      854,260
                                                -----------

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(cost of $31,244,269)                            35,803,034
                                                -----------

U.S. GOVERNMENT AGENCIES
& OBLIGATIONS - 21.6%
-----------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 3.0%
Federal Home Loan Mortgage Corp.,
   5.000% 08/25/10            USD      900,000      910,340
Federal National Mortgage Association,
   To Be Announced,
   6.500% 12/13/34 (f)               1,895,000    1,987,972
Government National Mortgage
   Association:
   9.000% 04/15/16 - 12/15/16          165,538      185,431
   10.500% 07/15/19 - 07/15/20          25,677       28,843
   11.000% 01/15/18 - 05/15/19         123,988      139,952
                                                -----------
                U.S. Government Agencies Total    3,252,538
                                                -----------




                                       PAR ($)    VALUE ($)
-----------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 18.6%
U.S. Treasury Bonds and Notes:
   4.875% 02/15/12                   1,245,000    1,305,013
   7.000% 07/15/06                   1,700,000    1,809,504
   7.500% 11/15/24                     865,000    1,133,352
   8.875% 02/15/19                     672,000      953,689
   10.375% 11/15/12                  1,520,000    1,819,428
   10.625% 08/15/15                  2,780,000    4,233,854
   12.500% 08/15/14                  6,354,000    8,745,932
                                                -----------
             U.S. Government Obligations Total   20,000,772
                                                -----------

TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
   (cost of $23,944,838)                         23,253,310
                                                -----------

ASSET-BACKED SECURITIES - 0.7%
-----------------------------------------------------------
Equity One, Inc.,
Series 2004-1, AFG,
   4.205% 04/25/34                     425,000      414,265
GMAC Mortgage Corp. Loan Trust,
Series 2004-HES, A5,
   4.865% 09/25/34                     350,000      345,598
                                                -----------

TOTAL ASSET-BACKED SECURITIES
   (cost of $771,945)                               759,863
                                                -----------

CONVERTIBLE BONDS - 0.3%
-----------------------------------------------------------
COMMUNICATIONS - 0.2%
TELECOMMUNICATIONS - 0.2%
TELECOMMUNICATION EQUIPMENT - 0.2%
Nortel Networks Corp.,
   4.250% 09/01/08                     265,000      254,106
                                                -----------
                                                    254,106
                                                -----------
                      Telecommunications Total      254,106
                                                -----------
                          COMMUNICATIONS TOTAL      254,106
                                                -----------

-----------------------------------------------------------
UTILITIES - 0.1%
ELECTRIC - 0.1%
INDEPENDENT POWER PRODUCERS - 0.1%
Mirant Corp.,
   2.500% 06/15/21 (e)                 125,000       88,806
                                                -----------
                                                     88,806
                                                -----------
                                Electric Total       88,806
                                                -----------
                               UTILITIES TOTAL       88,806
                                                -----------
TOTAL CONVERTIBLE BONDS
   (cost of $323,469)                               342,912
                                                -----------




See Accompanying Notes to Financial Statements.

November 30, 2004



COMMON STOCKS - 0.3% (k)                SHARES    VALUE ($)
-----------------------------------------------------------
BASIC MATERIALS - 0.2%
IRON/STEEL - 0.2%
STEEL-PRODUCERS - 0.2%
Bayou Steel Corp.                        5,637      196,172
                                                -----------
                                                    196,172
                                                -----------
                              Iron/Steel Total      196,172
                                                -----------
                         BASIC MATERIALS TOTAL      196,172
                                                -----------

-----------------------------------------------------------
COMMUNICATIONS - 0.1%
TELECOMMUNICATIONS - 0.1%
CELLULAR TELECOMMUNICATIONS - 0.1%
Horizon PCS, Inc., Class A               4,350       95,265
                                                -----------
                                                     95,265
                                                -----------
                      Telecommunications Total       95,265
                                                -----------
                          COMMUNICATIONS TOTAL       95,265
                                                -----------

-----------------------------------------------------------
INDUSTRIALS - 0.0%
ENVIRONMENTAL CONTROL - 0.0%
NON-HAZARDOUS WASTE DISPOSAL - 0.0%
Fairlane Management Corp. (j)(l)         1,800           --
                                                -----------
                                                         --
                                                -----------
                   Environmental Control Total           --
                                                -----------
                             INDUSTRIALS TOTAL           --
                                                -----------

TOTAL COMMON STOCKS
   (cost of $271,210)                               291,437
                                                -----------

WARRANTS - 0.0% (k)                      UNITS
-----------------------------------------------------------
COMMUNICATIONS - 0.0%
MEDIA - 0.0%
CABLE TV - 0.0%
Cable Satisfaction International, Inc.,
   Expires 03/01/05 (b)(j)(l)              355           --
Ono Finance PLC,
   Expires 03/16/11 (b)(j)(l)              160           --
                                                -----------
                                                         --
                                                -----------
                                   Media Total           --
                                                -----------

TELECOMMUNICATIONS - 0.0%
CELLULAR TELECOMMUNICATIONS - 0.0%
Horizon PCS, Inc.,
   Expires 10/01/10 (b)(j)(l)              220           --
UbiquiTel, Inc.,
   Expires 04/15/10 (b)(j)(l)              150           --
                                                -----------
                                                         --
                                                -----------




WARRANTS (CONTINUED)                     UNITS    VALUE ($)
-----------------------------------------------------------
TELECOMMUNICATION SERVICES - 0.0%
AT&T Canada, Inc.,
   Expires 08/15/07 (b)(j)(l)              250           --
Carrier1 International SA,
   Expires 02/19/09 (b)(e)(j)(l)           209           --
Jazztel PLC
   Expires 07/15/10 (b)(j)(l)               40           --
                                                -----------
                                                         --
                                                -----------
                      Telecommunications Total           --
                                                -----------
                          COMMUNICATIONS TOTAL           --
                                                -----------

-----------------------------------------------------------
INDUSTRIALS - 0.0%
TRANSPORTATION - 0.0%
TRANSPORTATION-TRUCKS - 0.0%
QDI LLC,
   Expires 01/15/07 (b)(j)                 510        1,586
                                                -----------
                                                      1,586
                                                -----------
                          Transportation Total        1,586
                                                -----------
                             INDUSTRIALS TOTAL        1,586
                                                -----------

TOTAL WARRANTS
   (cost of $20,772)                                  1,586
                                                -----------

SHORT-TERM OBLIGATION - 3.1%           PAR ($)
-----------------------------------------------------------
Repurchase agreement with State Street
   Bank & Trust Co., dated 11/30/04,
   due 12/01/04 at 1.870%, collateralized
   by U.S. Treasury Bonds maturing
   11/15/16, market value of $3,440,800
   (repurchase proceeds $3,373,175)

TOTAL SHORT-TERM OBLIGATION
   (cost of $3,373,000)              3,373,000    3,373,000
                                                -----------

TOTAL INVESTMENTS - 100.6%
   (cost of $102,112,859) (m)                   108,396,910

OTHER ASSETS & LIABILITIES, NET - (0.6)%           (599,893)
                                                -----------
NET ASSETS - 100.0%                             107,797,017
                                                ===========





See Accompanying Notes to Financial Statements.

November 30, 2004



NOTES TO INVESTMENT PORTFOLIO:

--------------------------------------------------------------------------------
(a) Step bond. This security is currently not paying coupon. Shown parenthetically is the interest rate to be paid and the date the Trust will begin accruing at this rate.

(b) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2004, these securities amounted to $9,978,236, which represents 9.3% of net assets.

(c) Zero coupon bond.

(d) Floating rate note. The interest rate shown reflects the rate as of November 30, 2004.

(e) The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. As of November 30, 2004, the value of these securities amounted to $496,181, which represents 0.5% of net assets.

(f) Security, or a portion thereof, purchased on a delayed delivery basis.

(g) The issuer is in default of certain debt covenants. Income is not being accrued. As of November 30, 2004, the value of this security represents 0.3% of net assets.

(h) Issued as part of bankruptcy reorganization.

(i) The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants, however, under the issuer's plan of reorganization, the issuer has guaranteed all interest due and therefore income is still being accrued. As of November 30, 2004, the value of this security represents 0.1% of net assets.

(j) Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(k) Non-income producing security.

(l) Security has no value.

(m) Cost for federal income tax purposes is $103,160,387.

(n) Illiquid security.

(o) The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is being accrued. As of November 30, 2004, the value of this security represents 0.1% of net assets.

(p) Step bond. Shown parenthetically is the next interest rate to be paid and the date the Trust will begin accruing at this rate.


As of November 30, 2004, the Trust had entered into the following forward currency exchange contracts:

 FORWARD CURRENCY            AGGREGATE SETTLEMENT UNREALIZED
 CONTRACTS TO SELL  VALUE   FACE VALUE    DATE   DEPRECIATION
--------------------------------------------------------------
        EUR    $1,329,070  $1,355,329   12/23/04  $(26,259)
        EUR       703,707     714,981   01/26/05   (11,274)
        EUR       588,951     598,048   01/31/05    (9,097)
        GBP     1,081,920   1,122,615   12/13/04   (40,695)
        GBP       493,430     504,474   01/26/05   (11,044)
                                                 ----------
                                                  $(98,369)
                                                 ----------




------------------------------------------------------------------------
THE TRUST WAS INVESTED IN THE FOLLOWING COUNTRIES AT NOVEMBER 30, 2004:

                                                    % OF TOTAL
COUNTRY                                 VALUE      INVESTMENTS
--------------------------------------------------------------
United States*                    $ 66,980,424          61.8
Canada                               4,124,203           3.8
Sweden                               3,580,926           3.3
United Kingdom                       3,385,409           3.1
Germany                              3,328,303           3.1
Mexico                               3,042,887           2.8
New Zealand                          2,789,228           2.6
Italy                                2,747,215           2.5
Brazil                               2,723,361           2.5
Russia                               2,138,143           2.0
Australia                            1,866,531           1.7
Colombia                             1,608,442           1.5
South Africa                         1,573,164           1.5
Spain                                1,252,976           1.1
Bulgaria                             1,038,557           1.0
France                               1,013,108           0.9
Peru                                   813,023           0.8
Norway                                 736,194           0.7
Poland                                 733,946           0.7
Panama                                 729,613           0.7
Venezuela                              600,080           0.6
Greece                                 551,527           0.5
Ireland                                265,550           0.2
Philippines                            249,000           0.2
Netherlands                            192,225           0.2
Luxembourg                             147,375           0.1
Belgium                                131,325           0.1
Singapore                               54,175           0.0
                                  ------------        ------
                                  $108,396,910         100.0
                                  ------------        ------
* Includes Short-Term Obligation.

Certain securities are listed by country of underlying exposure but may trade predominately on other exchanges.

At November 30, 2004, the Trust held investments in the following sectors:

                                                   % OF
HOLDINGS BY REVENUE SOURCE (UNAUDITED)          NET ASSETS
--------------------------------------------------------------
Foreign Government Obligations                        33.2
U.S. Government Obligations                           18.6
Communications                                        10.1
Consumer, Cyclical                                     8.3
Industrials                                            6.8
Consumer, Non-Cyclical                                 5.2
Basic Materials                                        4.0
Energy                                                 3.3
U.S. Government Agencies                               3.0
Utilities                                              2.3
Financials                                             1.6
Asset Backed Securities                                0.7
Technology                                             0.2
Municipal Bond                                         0.2
Short-Term Obligation                                  3.1
Other Assets & Liabilities, Net                       (0.6)
                                                    ------
                                                     100.0
                                                    ------

            ACRONYM                         NAME
--------------------------------------------------------------------
            AUD                   Australian Dollar
            CAD                   Canadian Dollar
            EUR                   Euro
            GBP                   British Pound
            NOK                   Norwegian Krona
            NZD                   New Zealand Dollar
            PLN                   Polish Zloty
            REIT                  Real Estate  Investment Trust
            SEK                   Swedish Krona
            USD                   United States Dollar
            ZAR                   South African Rand



See Accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2004



ASSETS:

Investments, at cost                           $102,112,859
                                               ------------
Investments, at value                          $108,396,910
Foreign currency (cost of $37)                           38
Receivable for:
   Investments sold                                 321,891
   Interest                                       2,251,366
   Foreign tax reclaims                              21,867
   Dollar roll fee income                             3,627
Deferred Trustees' compensation plan                  8,309
                                               ------------
      Total Assets                              111,004,008
                                               ------------
LIABILITIES:
Payable to custodian bank                            30,901
Net unrealized depreciation on foreign
   forward currency contracts                        98,369
Payable for:
   Investments purchased on a delayed
      delivery basis                              2,345,067
   Distributions                                    594,486
   Investment advisory fee                           64,739
   Transfer agent fee                                 4,122
   Pricing and bookkeeping fees                      16,149
   Trustees' fees                                       158
   Audit fee                                         31,950
   Custody fee                                        3,425
Deferred Trustees' fees                               8,309
Other liabilities                                     9,316
                                               ------------
      Total Liabilities                           3,206,991
                                               ------------
NET ASSETS                                     $107,797,017
                                               ============
COMPOSITION OF NET ASSETS:

Paid-in capital                                $120,444,512
Undistributed net investment income                 172,770
Accumulated net realized loss                   (19,061,159)
Net unrealized appreciation/depreciation on:
   Investments                                    6,284,051
   Foreign currency translations                    (43,157)
                                               ------------
NET ASSETS                                     $107,797,017
                                               ============

Shares outstanding                               11,009,000
                                               ------------
Net asset value per share                      $       9.79
                                               ============



STATEMENT OF OPERATIONS

For the Year Ended November 30, 2004



INVESTMENT INCOME:

Interest                                       $  7,201,433
Dollar roll fee income                               53,023
                                               ------------
   Total Investment Income (net of foreign
      taxes withheld of $2,924)                   7,254,456
                                               ------------

EXPENSES:
Investment advisory fee                             785,336
Transfer agent fee                                   40,246
Pricing and bookkeeping fees                         80,237
Trustees' fees                                        8,312
Custody fee                                          35,801
Other expenses                                      107,566
                                               ------------
   Total Expenses                                 1,057,498
Custody earnings credit                                (687)
                                               ------------
   Net Expenses                                   1,056,811
                                               ------------
Net Investment Income                             6,197,645
                                               ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) on:
   Investments                                    4,182,785
   Foreign currency transactions                   (529,796)
                                               ------------
      Net realized gain                           3,652,989
                                               ------------
Net change in unrealized appreciation/depreciation on:
   Investments                                    1,404,313
   Foreign currency translations                     (1,648)
                                               ------------
      Net change in unrealized
         appreciation/depreciation                1,402,665
                                               ------------
Net Gain                                          5,055,654
                                               ------------
Net Increase in Net Assets from Operations     $ 11,253,299
                                               ------------




See Accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                              YEAR ENDED
                                                                                             NOVEMBER 30,
                                                                                    -------------------------------
INCREASE (DECREASE) IN NET ASSETS:                                                     2004                2003
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                               $   6,197,645     $   6,475,980
Net realized gain on investments and foreign currency transactions                      3,652,989         1,748,681
Net change in unrealized appreciation/depreciation
   on investments and foreign currency transactions                                     1,402,665         8,481,511
                                                                                    -------------     -------------
Net Increase from Operations                                                           11,253,299        16,706,172
                                                                                    -------------     -------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                             (7,694,190)       (7,133,128)
                                                                                    -------------     -------------
Total Increase in Net Assets                                                            3,559,109         9,573,044
                                                                                    -------------     -------------


NET ASSETS:
Beginning of period                                                                   104,237,908        94,664,864
                                                                                    -------------     -------------
End of period (including undistributed (overdistributed) net investment income
   of $172,770 and $(898,430), respectively)                                        $ 107,797,017     $ 104,237,908
                                                                                    =============     =============

NUMBER OF TRUST SHARES OUTSTANDING:
End of period                                                                          11,009,000        11,009,000
                                                                                    -------------     -------------

See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

November 30, 2004



NOTE 1. ORGANIZATION

Colonial InterMarket Income Trust I (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company.

INVESTMENT GOAL

The Trust seeks to maximize current income by diversifying investments primarily in U.S. and foreign government and lower-rated corporate debt securities.

TRUST SHARES

The Trust may issue an unlimited number of shares.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATION

Debt securities generally are valued by pricing services approved by the Trust's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Trust's shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Trust's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Forward foreign currency exchange contracts are agreements to exchange one currency for another at a future date at a specified price. These contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. The Trust may utilize forward foreign currency exchange contracts in connection with the settlement of purchases and sales of securities. The Trust may also enter into these contracts to hedge certain other foreign currency denominated assets. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the Trust's investments against currency fluctuations. Forward currency contracts are valued daily at the current exchange rate of the underlying currency, resulting in unrealized gains (losses) which become realized at the time the foreign currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency

November 30, 2004


transactions. The use of forward currency contracts does not eliminate fluctuations in the prices of the Trust's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. The Trust could also be exposed to risk if the counterparties of the contracts are unable to fulfill the terms of the contracts.

REPURCHASE AGREEMENTS

The Trust may engage in repurchase agreement transactions with institutions that the Trust's investment advisor has determined are creditworthy. The Trust, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Trust's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights.

MORTGAGE DOLLAR ROLL TRANSACTIONS

The Trust may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by the Trust of securities that it holds with an agreement by the Trust to repurchase substantially similar securities at an agreed upon price and date. During the period between the sale and repurchase, the Trust will not be entitled to accrue interest and receive principal payment on the securities sold. Mortgage dollar roll transactions involve the risk that the market value of the securities sold by the Trust may decline below the repurchase price of those securities. In the event the buyer of the securities under a mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Trust's use of proceeds of the transaction may be restricted pending a determination by or with respect to the other party. The Trust identifies U.S. Government securities or other liquid high grade debt obligations as segregated with the custodian in an amount equal to the mortgage dollar roll transactions.

DELAYED DELIVERY SECURITIES

The Trust may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Trust to subsequently invest at less advantageous prices. The Trust identifies cash or liquid portfolio securities as segregated with the custodian in an amount equal to the delayed delivery commitment.

INCOME RECOGNITION

Interest income is recorded on the accrual basis and includes accretion of discounts, amortization of premiums and paydown gains and losses. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction. Corporate actions and dividend income are recorded on the ex-date, except for certain foreign securities which are recorded as soon after ex-date as the Trust becomes aware of such, net of non-reclaimable tax withholdings. The value of additional securities received as an income payment is recorded as income and as the cost basis of such securities.

FOREIGN CURRENCY TRANSACTIONS

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Trust does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FEDERAL INCOME TAX STATUS

The Trust intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Trust intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Trust should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders are recorded on the ex-date. Net realized capital gains, if any, are distributed at least annually.

NOTE 3. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

November 30, 2004



For the year ended November 30, 2004, permanent book and tax basis differences resulting primarily from differing treatments for discount accretion/premium amortization on debt securities, market discount reclassification adjustments and paydown reclassifications were identified and reclassified among the components of the Trust's net assets as follows:

      UNDISTRIBUTED         ACCUMULATED
  NET INVESTMENT INCOME  NET REALIZED LOSS    PAID-IN CAPITAL
   -------------------    --------------        -----------
       $2,567,745          $(2,567,746)             $1

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years ended November 30, 2004 and November 30, 2003 was as follows:

                      NOVEMBER 30, 2004   NOVEMBER 30, 2003
                      ----------------    ----------------
Distributions paid from:
   Ordinary Income        $7,694,190           $7,133,128
   Long-Term Capital Gains        --                   --

As of November 30, 2004, the components of distributable earnings on a tax basis were as follows:

      UNDISTRIBUTED        UNDISTRIBUTED
        ORDINARY             LONG-TERM        NET UNREALIZED
         INCOME            CAPITAL GAINS       APPRECIATION*
     --------------       --------------      --------------
        $1,688,421              $--             $ 5,332,940

* The differences between book-basis and tax-basis net unrealized appreciation are primarily due to deferral of losses from wash sales and discount accretion/premium amortization on debt securities.

Unrealized appreciation and depreciation at November 30, 2004, based on cost of investments for federal income tax purposes, and excluding any unrealized appreciation and depreciation from changes in the value of other assets and liabilities resulting from changes in exchange rates, was:

      Unrealized appreciation                   $ 8,000,935
      Unrealized depreciation                    (2,764,412)
                                                -----------
      Net unrealized appreciation               $ 5,236,523
                                                ===========



The following capital loss carryforwards, determined as of November 30, 2004, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

            YEAR OF                   CAPITAL LOSS
          EXPIRATION                  CARRYFORWARD
        ---------------               ---------------
             2007                       $    49,924
             2008                         5,857,135
             2009                         5,692,253
             2010                         7,020,484
                                        -----------
                                        $18,619,796
                                        ===========

Capital loss carryforwards of $1,419,371 were utilized during the year ended November 30, 2004 for the Trust.

Under current tax rules, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of November 30, 2004, post-October capital losses of $383,901 attributed to security transactions were deferred to December 1, 2004.

NOTE 4. FEES AND COMPENSATION PAID TO AFFILIATES

Columbia Management Advisors, Inc. ("Columbia") is the investment advisor to the Trust. Prior to April 1, 2004, Columbia was an indirect, wholly owned subsidiary of FleetBoston Financial Corporation ("FleetBoston"). Effective April 1, 2004, FleetBoston, including the Trust's investment advisor, was acquired by Bank of America Corporation ("BOA"). The acquisition did not change the way the Trust is managed, the investment personnel assigned to manage the Trust or the fees paid by the Trust.

INVESTMENT ADVISORY FEE

Columbia provides administrative and other services to the Trust in addition to investment advisory services. Columbia receives a monthly investment advisory fee at the annual rate of 0.75% of the Trust's average weekly net assets.

PRICING AND BOOKKEEPING FEES

Columbia is responsible for providing pricing and bookkeeping services to the Trust under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, Columbia pays the total fees received to State Street under the Outsourcing Agreement.

November 30, 2004


Under its pricing and bookkeeping agreement with the Trust, Columbia receives from the Trust an annual flat fee of $10,000 paid monthly, and in any month that the Trust's average weekly net assets exceed $50 million, an additional monthly fee. The additional fee rate is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. This rate is applied to the average weekly net assets of the Trust for that month. The Trust also pays additional fees for pricing services based on the number of securities held by the Trust. For the year ended November 30, 2004, the Trust's effective pricing and bookkeeping fee rate, inclusive of out-of-pocket expenses, was 0.077%.

CUSTODY CREDITS

The Trust has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Trust could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income producing asset if it had not entered into such an agreement.

FEES PAID TO OFFICERS AND TRUSTEES

With the exception of one officer, all officers of the Trust are employees of Columbia or its affiliates and receive no compensation from the Trust. Effective August 23, 2004, the Board of Trustees appointed a Chief Compliance Officer to the Trust in accordance with federal securities regulations. The Trust, along with other affiliated trusts, will pay its pro-rata share of the expenses associated with the Office of the Chief Compliance Officer. The Trust's fee will not exceed $15,000 per year.

The Trust's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Trust's assets.

OTHER

Columbia provides certain services to the Trust related to Sarbanes-Oxley compliance. For the year ended November 30, 2004, the Trust paid $1,447 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

NOTE 5. PORTFOLIO INFORMATION

For the year ended November 30, 2004, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $73,991,870 and $76,578,176, respectively of which $11,652,078 and $12,220,371, respectively, were U.S. Government securities.

NOTE 6. DISCLOSURE OF SIGNIFICANT RISKS
AND CONTINGENCIES

FOREIGN SECURITIES

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

HIGH-YIELD SECURITIES

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk bonds." Economic downturns and industry events may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent there is no established secondary market.

INDUSTRY FOCUS

The Trust may focus its investments in certain industries, subjecting it to greater risk than a trust that is more diversified.

ISSUER FOCUS

As a non-diversified trust, the Trust may invest a greater percentage of its total assets in the securities of fewer issuers than a diversified trust. The Trust may, therefore, have a greater risk of loss from a few issuers than a similar trust that invests more broadly.

LEGAL PROCEEDINGS

Columbia, Columbia Funds Distributor, Inc. ("CFDI"), and certain of their affiliates (collectively, "the Columbia Group") have received information requests and subpoenas from various regulatory and law enforcement authorities in connection with their investigations of late trading and market timing in mutual funds as well as other industry wide issues. The Columbia Group has not uncovered any instances where Columbia or CFDI were knowingly involved in late trading of mutual fund shares.

On February 24, 2004, the Securities and Exchange Commission ("SEC") filed a civil complaint in the United States District Court for the District of Massachusetts against Columbia and CFDI, alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual fund shares. Also on February 24, 2004, the New York Attorney General ("NYAG") filed a civil

November 30, 2004


complaint in New York Supreme Court, County of New York against Columbia and CFDI alleging that Columbia and CFDI had violated certain New York anti-fraud statutes. If either Columbia or CFDI is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor or distributor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could prevent Columbia, CFDI or any company that is an affiliated person of Columbia and CFDI from serving as an investment advisor or distributor for any registered investment company, including your fund. Your fund has been informed by Columbia and CFDI that, if these results occur, they will seek exemptive relief from the SEC to permit them to continue to serve as your fund's investment advisor and distributor. There is no assurance that such exemptive relief will be granted. On March 15, 2004, Columbia and CFDI entered into agreements in principle with the SEC Division of Enforcement and NYAG in settlement of the charges. Under the agreements, Columbia and CFDI agreed, among other things, to the following conditions: payment of $70 million in disgorgement; payment of $70 million in civil penalties; an order requiring Columbia and CFDI to cease and desist from violations of the antifraud provisions and other provisions of the federal securities laws; governance changes designed to maintain the independence of the mutual fund boards of trustees and ensure compliance with securities laws and their fiduciary duties; and retention of an independent consultant to review Columbia's and CFDI's compliance policies and procedures. The agreement requires the final approval of the SEC. In a separate agreement with the NYAG, the Columbia Group and its affiliate Banc of America Capital Management, LLC have agreed to collectively reduce mutual fund fees by $160 million over a five-year period.

In connection with the events described in detail above, various parties have filed suit against certain funds, their Boards and/or FleetBoston (and affiliated entities). More than 300 cases (including those filed against entities unaffiliated with the funds, their Boards and/or FleetBoston and its affiliated entities) have been consolidated in a multi-district proceeding and transferred to the Federal District Court in Maryland. Recently, certain Columbia funds and affiliated entities have been named as defendants in several derivative actions under various sections of the Investment Company Act of 1940, as amended, alleging, among other things, that the fees and expenses paid by those funds are excessive. The funds and the other defendants to these actions, including Columbia and various of its affiliates, certain other mutual funds advised by Columbia and its affiliates, and various directors of such funds, have denied these allegations and are contesting the plaintiffs' claims. These suits and certain regulatory investigations are ongoing, however, based on currently available information, Columbia believes that these lawsuits are without merit, that the likelihood they will have a material adverse impact on any fund is remote, and that the lawsuits are not likely to materially affect its ability to provide investment management services to its clients, including the funds.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:

                                                                                    YEAR ENDED NOVEMBER 30,
                                                                ---------------------------------------------------------------
                                                                     2004         2003         2002         2001         2000
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $      9.47  $      8.60  $      8.91  $      9.14  $     10.26
                                                                -----------  -----------  -----------  -----------  -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                  0.56(a)      0.59(a)      0.63(a)(b)   0.78(a)      0.90(c)
Net realized and unrealized gain (loss) on
   investments and foreign currency                                    0.46         0.93        (0.23)(b)    (0.17)       (1.13)
                                                                -----------  -----------  -----------  -----------  -----------
      Total from Investment Operations                                 1.02         1.52         0.40         0.61        (0.23)
                                                                -----------  -----------  -----------  -----------  -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                            (0.70)       (0.65)       (0.64)       (0.75)       (0.87)
Return of capital                                                        --           --        (0.07)       (0.09)       (0.02)
                                                                -----------  -----------  -----------  -----------  -----------
      Total Distributions Declared to Shareholders                    (0.70)       (0.65)       (0.71)       (0.84)       (0.89)
                                                                -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, END OF PERIOD                                  $      9.79  $      9.47  $      8.60  $      8.91  $      9.14
                                                                -----------  -----------  -----------  -----------  -----------
Market price per share                                          $      8.68  $      8.96  $      7.98  $      8.19  $      7.94
                                                                ===========  ===========  ===========  ===========  ===========
Total return - based on market value (d)                               4.91%       20.93%        6.00%       13.47%        6.08%
                                                                ===========  ===========  ===========  ===========  ===========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (e)                                                           1.01%        1.04%        1.00%        1.04%        0.94%
Net investment income (e)                                              5.91%        6.44%        7.24%(b)     8.52%        9.08%
Portfolio turnover rate                                                  73%          64%          83%          65%          53%
Net assets, end of period (000's)                               $   107,797  $   104,238  $    94,665  $    98,088  $   100,649

(a) Per share data was calculated using average shares outstanding during the period.

(b) Effective December 1, 2001, the Trust adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting market discount on all debt securities. The effect of this change for the year ended November 30, 2002 was to decrease the net investment income per share by $0.04, decrease the net realized and unrealized loss per share by $0.04 and decrease the ratio of net investment income to average net assets from 7.79% to 7.24%. Per share data and ratios for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

(c) The per share net investment income amount does not reflect the period's reclassification of differences between book and tax basis net investment income.

(d) Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

Selected data for a share outstanding throughout each period is as follows:

                                                                                    YEAR ENDED NOVEMBER 30,
                                                                ---------------------------------------------------------------
                                                                  1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                            $     11.13  $     11.45  $     11.52  $     11.27  $     10.41
                                                                -----------  -----------  -----------  -----------  -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                  0.91         0.94         0.91         1.00         0.99
Net realized and unrealized gain (loss) on
   investments and foreign currency                                   (0.88)       (0.25)          --(a)      0.24         0.82
                                                                -----------  -----------  -----------  -----------  -----------
      Total from Investment Operations                                 0.03         0.69         0.91         1.24         1.81
                                                                -----------  -----------  -----------  -----------  -----------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                            (0.90)       (0.93)       (0.98)       (0.99)       (0.95)
In excess of net investment income                                       --           --(a)        --           --           --
From net realized gains                                                  --        (0.03)          --           --           --
In excess of net realized gains                                          --        (0.05)          --           --           --
                                                                -----------  -----------  -----------  -----------  -----------
      Total Distributions Declared to Shareholders                    (0.90)       (1.01)       (0.98)       (0.99)       (0.95)
                                                                -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, END OF PERIOD                                  $     10.26  $     11.13  $     11.45  $     11.52  $     11.27
                                                                -----------  -----------  -----------  -----------  -----------
Market price per share                                          $      8.31  $     10.56  $     10.94  $     10.63  $     10.75
                                                                ===========  ===========  ===========  ===========  ===========
Total return - based on market value (b)                             (13.51)%       6.26%       12.62%        8.30%       17.67%
                                                                ===========  ===========  ===========  ===========  ===========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (c)                                                           1.00%        0.93%        0.96%        0.95%        0.97%
Net investment income (c)                                              8.51%        8.22%        8.06%        8.33%        8.73%
Portfolio turnover rate                                                  52%          99%         156%         117%          77%
Net assets, end of period (000's)                               $   113,005  $   122,490  $   126,011  $   126,835  $   124,097

(a)  Rounds to less than $0.01 per share.

(b) Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.

(c) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND SHAREHOLDERS OF COLONIAL INTERMARKET INCOME TRUST I

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial InterMarket Income Trust I (the "Trust") at November 30, 2004, and the results of its operations, the changes in its net assets and its financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
January 19, 2005

DIVIDEND REINVESTMENT PLAN

COLONIAL INTERMARKET INCOME TRUST I

Pursuant to the Trust's Dividend Reinvestment Plan (the "Plan"), all shareholders whose shares are registered in their own names will have all distributions reinvested automatically in additional shares of the Trust by EquiServe (the "Plan Agent") unless a shareholder elects to receive cash. Shareholders whose shares are held in the name of a broker or nominee will have distributions reinvested automatically by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or the nominee or the shareholder elects to receive distributions in cash. If the service is not available, such distributions will be paid in cash. Shareholders whose shares are held in the name of a broker or nominee should contact the broker or nominee for details. All distributions to shareholders who elect not to participate in the Plan will be paid by check mailed directly to the shareholder of record on the record date therefore by the Plan Agent as the dividend disbursing agent.

Non-participants in the Plan will receive distributions in cash. Distributions payable to participants in the Plan will be applied by the Plan Agent, acting as agent for Plan participants, to the purchase of shares of the Trust. Such shares will be purchased by the Plan Agent at the then current market price of such shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole shares credited to the participant's account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account. A shareholder's notice of election to withdraw from the Plan must be received by the Plan Agent before the record date for a dividend in order to be given effect with respect to that dividend.

In the case of shareholders such as banks, brokers or nominees holding shares for others who are the beneficial owners of those shares, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholder of record as representing the total amount registered in such shareholder's name and held for the account of beneficial owners who are to participate in the Plan.

There is no charge to Plan participants for reinvesting distributions. The Plan Agent's fees for the handling of the reinvestment of distributions will be paid by the Trust. Each participant in the Plan will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of distributions. Purchase orders from the participants in the Plan may be combined with those of other participants and the price paid by any particular participant may be the average of the price paid on various orders executed on behalf of groups of participants in the Plan.

The automatic reinvestment of distributions will not relieve participants of any income tax that may be payable on such dividends or distributions.

The Plan may be amended or terminated on 30 days' written notice to the Plan participants. All correspondence concerning the Plan should be directed to EquiServe Trust Company, N.A. by mail at P.O. Box 403011, Providence, RI 02940-3011, or by phone at 1-800-426-5523.

ADDITIONAL INFORMATION

On August 3, 2004, the Board of Trustees approved the use of interest rate swaps (and options on those swaps) for hedging purposes. The Trust may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Trust may enter into interest rate swaps and options on those swaps to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Trust with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal.

These financial instruments are not actively traded on financial markets. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

TRUSTEES AND OFFICERS

The Trustees/Directors serve terms of indefinite duration. The names, addresses and ages of the Trustees/Directors and officers of the Funds in the Columbia Funds Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee/Director and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

   NAME, ADDRESS AND AGE,
    POSITION WITH FUNDS,
   YEAR FIRST ELECTED OR                PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS, NUMBER OF PORTFOLIOS IN COLUMBIA FUNDS
   APPOINTED TO OFFICE(1)                         COMPLEX OVERSEEN BY  TRUSTEE/DIRECTOR, OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------------------------------

DISINTERESTED TRUSTEES
DOUGLAS A. HACKER (age 49)      Executive Vice President-Strategy of United Airlines (airline) since December 2002 (formerly
P.O. Box 66100                  President of UAL Loyalty Services (airline) from September 2001 to December 2002; Executive Vice
Chicago, IL 60666               President and Chief Financial Officer of United Airlines from March 1999 to September 2001; Senior
Trustee (since 1996)            Vice President-Finance from March 1993 to July 1999). Oversees 118, None

JANET LANGFORD KELLY (age 47)   Adjunct Professor of Law, Northwestern University, since September 2004; Private Investor since
9534 W. Gull Lake Drive         March 2004 (formerly Chief Administrative Officer and Senior Vice President, Kmart Holding
Richland, MI 49083-8530         Corporation (consumer goods), from September 2003 to March 2004; Executive Vice President-Corporate
Trustee (since 1996)            Development and Administration, General Counsel and Secretary, Kellogg Company (food manufacturer), from September 1999 to August 2003; Senior Vice President, Secretary and General Counsel, Sara Lee
                                Corporation (branded, packaged, consumer-products manufacturer) from January 1995 to September
                                1999). Oversees 118, None

RICHARD W. LOWRY (age 68)       Private Investor since August 1987 (formerly Chairman and Chief Executive Officer, U. S. Plywood
10701 Charleston Drive          Corporation (building products manufacturer)). Oversees 120(3), None
Vero Beach, FL 32963
Trustee (since 1995)

CHARLES R. NELSON (age 62)      Professor of Economics, University of Washington, since January 1976; Ford and Louisa Van Voorhis
Department of Economics         Professor of Political Economy, University of Washington, since September 1993 (formerly Director,
University of Washington        Institute for Economic Research, University of Washington from September 2001 to June 2003) Adjunct
Seattle, WA 98195               Professor of Statistics, University of Washington, since September 1980; Associate Editor, Journal
Trustee (since 1981)            of Money Credit and Banking, since September 1993; consultant on econometric and statistical matters. Oversees 118, None

JOHN J. NEUHAUSER (age 61)      Academic Vice President and Dean of Faculties since August 1999, Boston College (formerly Dean,
84 College Road                 Boston College School of Management from September 1977 to September 1999). Oversees 121(3), (4),
Chestnut Hill, MA 02467-3838    Saucony, Inc. (athletic footwear)
Trustee (since 1985)

PATRICK J. SIMPSON (age 60)     Partner, Perkins Coie LLP (law firm). Oversees 118, None
1120 N.W. Couch Street
Tenth Floor
Portland, OR 97209-4128
Trustee (since 2000)


   NAME, ADDRESS AND AGE,
    POSITION WITH FUNDS,
   YEAR FIRST ELECTED OR                PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS, NUMBER OF PORTFOLIOS IN COLUMBIA FUNDS
   APPOINTED TO OFFICE(1)                         COMPLEX OVERSEEN BY  TRUSTEE/DIRECTOR, OTHER DIRECTORSHIPS HELD
--------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES (continued)
THOMAS E. STITZEL (age 68)      Business Consultant since 1999 (formerly Professor of Finance from 1975 to 1999, College of
2208 Tawny Woods Place          Business, Boise State University); Chartered Financial Analyst. Oversees 118, None.
Boise, ID 83706
Trustee (since 1998)

THOMAS C. THEOBALD (age 67)     Partner and Senior Advisor, Chicago Growth Partners (private equity investing) since September 2004
303 W. Madison                  (formerly Managing Director, William Blair Capital Partners (private equity investing) from
Suite 2500                      September 1994 to September 2004). Oversees 118, Anixter International (network support equipment
Chicago, IL 60606               distributor); Ventas, Inc. (real estate investment trust); Jones Lang LaSalle (real estate
Trustee and Chairman            management services) and Ambac Financial Group (financial guaranty insurance)
of the Board(5)
(since 1996)

ANNE-LEE VERVILLE (age 59)      Retired since 1997 (formerly General Manager, Global Education Industry, IBM Corporation (computer
359 Stickney Hill Road          and technology) from 1994 to 1997). Oversees 119(4), Chairman of the Board of Directors, Enesco
Hopkinton, NH 03229             Group, Inc. (designer, importer and distributor of giftware and collectibles)
Trustee (since 1998)

RICHARD L. WOOLWORTH (age 63)   Retired since December 2003 (formerly Chairman and Chief Executive Officer, The Regence Group
100 S.W. Market Street #1500    (regional health insurer); Chairman and Chief Executive Officer, BlueCross BlueShield of Oregon;
Portland, OR 97207              Certified Public Accountant, Arthur Young & Company). Oversees 118, Northwest Natural Gas Co.
Trustee (since 1991)            (natural gas service provider)


INTERESTED TRUSTEE

WILLIAM E. MAYER(2) (age 64)    Partner, Park Avenue Equity Partners (private equity) since February 1999 (formerly Partner,
399 Park Avenue                 Development Capital LLC from November 1996 to February 1999). Oversees 120(3), Lee Enterprises
Suite 3204                      (print media), WR Hambrecht + Co. (financial service provider); First Health (healthcare); Reader's
New York, NY 10022              Digest (publishing); OPENFIELD Solutions (retail industry technology provider)
Trustee (since 1994)

(1) In December 2000, the boards of each of the former Liberty Funds and former Stein Roe Funds were combined into one board of trustees responsible for the oversight of both fund groups (collectively, the "Liberty Board"). In October 2003, the trustees on the Liberty Board were elected to the boards of the Columbia Funds (the "Columbia Board") and of the CMG Fund Trust (the "CMG Funds Board"); simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors on the Columbia Board and trustees on the CMG Funds Board, were appointed to serve as trustees of the Liberty Board. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Columbia Funds Complex.

(2) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co.

(3) Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the Liberty All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.

(4) Mr. Neuhauser and Ms. Verville also serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.

(5) Mr. Theobald was appointed as Chairman of the Board effective December 10, 2003.


   NAME, ADDRESS AND AGE,
POSITION WITH COLUMBIA FUNDS,
   YEAR FIRST ELECTED OR
     APPOINTED TO OFFICE                                   PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------

OFFICERS
CHRISTOPHER L. WILSON (age 47)  Head of Mutual Funds for the Advisor since August 2004; President of the Columbia Funds since
One Financial Center            October 2004 (formerly President and Chief Executive Officer, CDC IXIS Asset Management Services,
Boston, MA 02111                Inc. from September 1998 to August 2004).
President (since 2004)

J. KEVIN CONNAUGHTON (age 40)   Treasurer of the Columbia Funds and of the Liberty All-Star Funds since December 2000; Vice
One Financial Center            President of the Advisor since April 2003 (formerly President of the Columbia Funds from February
Boston, MA 02111                2004 to October 2004; Chief Accounting Officer and Controller of the Liberty Funds and of the
Treasurer (since 2000)          Liberty All-Star Funds from February 1998 to October 2000); Treasurer of the Galaxy Funds since
                                September 2002; (formerly Treasurer from December 2002 to December 2004 and President from February
                                2004 to December 2004 of the Columbia Management Multi-Strategy Hedge Fund, LLC; Vice President of
                                Colonial Management Associates, Inc. from February 1998 to October 2000).

MARY JOAN HOENE (age 54)        Senior Vice President and Chief Compliance Officer of the Columbia Funds and of the Liberty All-Star
40 West 57th Street             Funds since August 2004 (formerly Partner, Carter, Ledyard & Milburn LLP from January 2001 to August
New York, NY 10019              2004; Counsel, Carter, Ledyard & Milburn LLP from November 1999 to December 2000; Vice President and
Chief Compliance Officer        Counsel, Equitable Life Assurance Society of the United States Senior Vice President and from April
(since 2004)                    1998 to November 1999).

MICHAEL G. CLARKE (age 34)      Chief Accounting Officer of the Columbia Funds and of the Liberty All-Star Funds since October 2004
One Financial Center            (formerly Controller of the Columbia Funds and of the Liberty All-Star Funds from May 2004 to
Boston, MA 02111                October 2004; Assistant Treasurer from June, 2002 to May 2004; Vice President, Product Strategy &
Chief Accounting Officer        Development of the Liberty Funds Group from February 2001 to June 2002; Assistant Treasurer of the
(since 2004)                    Liberty Funds and of the Liberty All-Star Funds from August 1999 to February 2001; Audit Manager,
                                Deloitte & Touche LLP from May 1997 to August 1999).

JEFFREY R. COLEMAN (age 35)     Controller of the Columbia Funds and of the Liberty All-Star Funds since October 2004 (formerly Vice
One Financial Center            President of CDC IXIS Asset Management Services, Inc. and Deputy Treasurer of the CDC Nvest Funds
Boston, MA 02111                and Loomis Sayles Funds from February 2003 to September 2004; Assistant Vice President of CDC IXIS
Controller (since 2004)         Asset Management Services, Inc. and Assistant Treasurer of the CDC Nvest Funds from August 2000 to
                                February 2003; Tax Manager of PFPC Inc. from November 1996 to August 2000).

R. SCOTT HENDERSON (age 45)     Secretary of the Columbia Funds since December 2004 (formerly Of Counsel, Bingham McCutchen from
One Financial Center            April 2001 to September 2004; Executive Director and General Counsel, Massachusetts Pension Reserves
Secretary (since 2004)          Investment Management Board from September 1997 to March 2001).
Boston, MA 02111

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

                       This page intentionally left blank.

TRANSFER AGENT



--------------------------------------------------------------------------------
IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Colonial InterMarket Income Trust I is:

EquiServe Trust Company, N.A.
P.O. Box 43010
Providence, RI 02940-3010


The trust mails one shareholder report to each shareholder address. Shareholders can order additional reports by calling 800-730-6001. In addition, representatives at that number can provide shareholders information about the trust.

Financial advisors who want additional information about the trust may speak to a representative at 800-426-3750.

A description of the trust's proxy voting policies and procedures is available
(i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-730-6001. Information regarding how the trust voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available from the SEC's website. Information regarding how the trust voted proxies relating to portfolio securities is also available at www.columbiamanagement.com.

The trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

This report has been prepared for shareholders of Colonial InterMarket Income Trust I.

COLONIAL INTERMARKET INCOME TRUST I    ANNUAL REPORT



                                                198-02/742T-1104 (01/05) 05/3933

ITEM 2. CODE OF ETHICS.

     (a) The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

     (c) During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that Douglas A. Hacker, Thomas
E. Stitzel, Anne-Lee Verville and Richard L. Woolworth, each of whom are members of the registrant's Board of Trustees and Audit Committee, each qualify as an audit committee financial expert. Mr. Hacker, Mr. Stitzel, Ms. Verville and Mr. Woolworth are each independent trustees, as defined in paragraph (a)(2) of this Item's instructions and collectively constitute the entire Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Aggregate Audit Fees billed by the principal accountant for professional services rendered during the fiscal years ended November 30, 2004 and November 30, 2003 are approximately as follows:

                                            2004              2003
                                            $28,350           $30,220

Audit Fees include amounts related to the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Aggregate Audit-Related Fees billed by the principal accountant for professional services rendered during the fiscal years ended November 30, 2004 and November 30, 2003 are approximately as follows:

                                            2004              2003
                                            $3,700            $4,000

Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported in Audit Fees above. In both fiscal years 2004 and 2003, Audit-Related Fees include certain agreed-upon procedures performed for semi-annual shareholder reports.

(c) Aggregate Tax Fees billed by the principal accountant for professional services rendered during the fiscal years ended November 30, 2004 and November 30, 2003 are approximately as follows:

                                            2004              2003
                                            $2,610            $2,500

Tax Fees in both fiscal years 2004 and 2003 consist primarily of the review of annual tax returns and include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning.

(d) Aggregate All Other Fees billed by the principal accountant for professional services rendered during the fiscal years ended November 30, 2004 and November 30, 2003 are as follows:

                                            2004              2003
                                            $0                $0

All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) above.

None of the amounts described in paragraphs (a) through (d) above were approved pursuant to the "de minimis" exception under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES

I. GENERAL OVERVIEW

The Audit Committee of the registrant has adopted a formal policy (the "Policy") which sets forth the procedures and the conditions pursuant to which the Audit Committee will pre-approve (i) all audit and non-audit (including audit related, tax and all other) services provided by the registrant's independent auditor to the registrant and individual funds

(collectively "Fund Services"), and (ii) all non-audit services provided by the registrant's independent auditor to the funds' adviser or a control affiliate of the adviser, that relate directly to the funds' operations and financial reporting (collectively "Fund-related Adviser Services"). A "control affiliate" is an entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the funds, and the term "adviser" is deemed to exclude any unaffiliated sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser. The adviser and control affiliates are collectively referred to as "Adviser Entities."

The Audit Committee uses a combination of specific (on a case-by-case basis as potential services are contemplated) and general (pre-determined list of permitted services) pre-approvals. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor.

The Policy does not delegate the Audit Committee's responsibilities to pre-approve services performed by the independent auditor to management.

II. GENERAL PROCEDURES

On an annual basis, the Fund Treasurer and/or Director of Trustee Administration shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to general pre-approval.

These schedules will provide a description of each type of service that is subject to general pre-approval and, where possible, will provide estimated fees for each instance of providing each service. This general pre-approval and related fees (where provided) will generally cover a one-year period (for example, from June 1 through May 31 of the following year). The Audit
Committee will review and approve the types of services and review the projected fees for the next one-year period and may add to, or subtract from, the list of general pre-approved services from time to time, based on subsequent determinations. This approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform. The fee amounts will be updated to the extent necessary at other regularly scheduled meetings of the Audit Committee.

In addition to the fees for each individual service, the Audit Committee has the authority to implement a fee cap on the aggregate amount of non-audit services provided to an individual fund.

If, subsequent to general pre-approval, a fund, its investment adviser or a control affiliate determines that it would like to engage the independent auditor to perform a service that requires pre-approval and that is not included in the general pre-approval list, the specific pre-approval procedure shall be as follows:

     o A brief written request shall be prepared by management detailing the proposed engagement with explanation as to why the work is proposed to be performed by the independent auditor;

     o The request should be addressed to the Audit Committee with copies to the Fund Treasurer and/or Director of Trustee Administration;

     o The Fund Treasurer and/or Director of Trustee Administration will arrange for a discussion of the service to be included on the agenda for the next regularly scheduled Audit Committee meeting, when the Committee will discuss the proposed engagement and approve or deny the request.

     o If the timing of the project is critical and the project needs to commence before the next regularly scheduled meeting, the Chairperson of the Audit Committee may approve or deny the request on behalf of the Audit Committee, or, in the Chairperson's discretion, determine to call a special meeting of the Audit Committee for the purpose of considering the proposal. Should the Chairperson of the Audit Committee be unavailable, any other member of the Audit Committee may serve as an alternate for the purpose of approving or denying the request. Discussion with the Chairperson (or alternate, if necessary) will be arranged by the Fund Treasurer and/or Director of Trustee Administration. The independent auditor will not commence any such project unless and until specific approval has been given.

III. CERTAIN OTHER SERVICES PROVIDED TO ADVISER ENTITIES

The Audit Committee recognizes that there are cases where services proposed to be provided by the independent auditor to the adviser or control affiliates are not Fund-related Adviser Services within the meaning of the Policy, but nonetheless may be relevant to the Audit Committee's ongoing evaluation of the auditor's independence and objectivity with respect to its audit services to the funds. As a result, in all cases where an Adviser Entity engages the independent auditor to provide audit or non-audit services that are not Fund Services or Fund-related Adviser Services, were not subject to pre-approval by the Audit Committee, and the projected fees for any such engagement (or the aggregate of all such engagements during the period covered by the Policy) exceeds a pre-determined threshold established by the Audit Committee; the independent auditor, Fund Treasurer and/or Director of Trustee Administration will notify the Audit Committee not later than its next meeting. Such notification shall include a general description of the services provided, the entity that is to be the recipient of such services, the timing of the engagement, the entity's reasons for selecting the independent auditor, and the projected fees. Such information will allow the Audit Committee to consider whether non-audit services provided to the adviser and Adviser Entities, which were not subject to Audit Committee pre-approval, are compatible with maintaining the auditor's independence with respect to the Funds.

IV.  REPORTING TO THE AUDIT COMMITTEE

The Fund Treasurer or Director of Trustee Administration shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services initiated since the last such report was rendered, including:

     o    A general description of the services, and

     o    Actual billed and projected fees, and

     o The means by which such Fund Services or Fund-related Adviser Services were pre-approved by the Audit Committee.

In addition, the independent auditor shall report to the Audit Committee annually, and no more than 90 days prior to the filing of audit reports with the SEC, all non-audit services provided to entities in the funds' "investment company complex," as defined by SEC rules, that did not require pre-approval under the Policy.

V.   AMENDMENTS; ANNUAL APPROVAL BY AUDIT COMMITTEE

The Policy may be amended from time to time by the Audit Committee. Prompt notice of any amendments will be provided to the independent auditor, Fund Treasurer and Director of Trustee Administration. The Policy shall be reviewed and approved at least annually by the Audit Committee.

                                      *****

(e)(2) The percentage of services described in paragraphs (b) through (d) of this Item approved pursuant to the "de minimis" exception under paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X during both fiscal years ended November 30, 2004 and November 30, 2003 was zero.

(f) Not applicable.

(g) All non-audit fees billed by the registrant's accountant for services rendered to the registrant for the fiscal years ended November 30, 2004 and November 30, 2003 are disclosed in (b) through (d) of this Item.

During the fiscal years ended November 30, 2004 and November 30, 2003, there were no Audit-Related Fees, Tax Fees or All Other Fees that were approved for services to the investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant under paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

The percentage of Audit-Related Fees, Tax Fees and All Other Fees required to be approved under paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X that were approved under the "de minimis" exception during both fiscal years ended November 30, 2004 and November 30, 2003 was zero.

(h) The registrant's Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence. The Audit Committee determined that the provision of such services is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). Douglas A. Hacker, Thomas E. Stitzel, Anne-Lee Verville and Richard L. Woolworth are each independent trustees and collectively constitute the entire Audit Committee.

ITEM 6. SCHEDULE OF INVESTMENTS

The registrant's "Schedule I - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund has delegated to Columbia Management Advisors, Inc. (the "Advisor") the responsibility to vote proxies relating to portfolio securities held by the Fund. In deciding to delegate this responsibility to the Advisor, the Board of Trustees of the Trust reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Fund and its shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor's policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Fund and its shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Fund. The Advisor determines the best interest of the Fund in light of the potential economic return on the Fund's investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor's Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor's Proxy Committee is composed of representatives of the Advisor's equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor's proxy voting policies to ensure consistency with internal policies and regulatory agency policies and to develop additional voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from the predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                                               Registrant Purchases of Equity Securities*

                                           (a)                   (b)                        (c)                        (d)
                                                                                      Total Number of           Maximum Number of
                                                                                    Shares Purchased as        Shares that May Yet
              Period                  Total Number          Average Price           Part of Publically         Be Purchased Under
                                        of Shares           Paid Per Share            Announced Plans         the Plans or Programs
------------------------------------------------------------------------------------------------------------------------------------
06/01/04 through 06/30/04                 6,985                   $8.32                     6,985                      N/A

07/01/04 through 07/31/04                 7,216                   $8.20                     7,216                      N/A

08/01/04 through 08/31/04                 7,133                   $8.42                     7,133                      N/A

09/01/04 through 09/30/04                 6,898                   $8.61                     6,898                      N/A

10/01/04 through 10/31/04                 6,439                   $8.79                     6,439                      N/A

11/01/04 through 11/30/04                 6,254                   $8.96                     6,254                      N/A
------------------------------------------------------------------------------------------------------------------------------------

Total                                    40,925                   $8.54                    40,925                      N/A
------------------------------------------------------------------------------------------------------------------------------------

* Includes shares purchased by the Dividend Reinvestment Agent pursuant to the Registrant's Dividend Reinvestment Plan.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, since those procedures were last disclosed in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                        Colonial InterMarket Income Trust I
            --------------------------------------------------------------------


By (Signature and Title)            /S/ Christopher L. Wilson
                        --------------------------------------------------------
                                    Christopher L. Wilson, President


Date                                January 26, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)            /S/ Christopher L. Wilson
                        --------------------------------------------------------
                                    Christopher L. Wilson, President


Date                                January 26, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)            /S/ J. Kevin Connaughton
                        --------------------------------------------------------
                                    J. Kevin Connaughton, Treasurer


Date                                January 26, 2005
    ----------------------------------------------------------------------------